Document and Entity Information	9 Months Ended
Sep. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	HLSS
Entity Registrant Name	HOME LOAN SERVICING SOLUTIONS, LTD.
Entity Central Index Key	0001513161
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 33,750,000	$ 283,000	$ 300,000
Match funded advances	1,446,091,000
PREPAID EXPENSES AND OTHER ASSETS		2,860,003	13,750
Notes receivable - Rights to MSRs	177,730,000
Other assets	45,334,000	2,860,000
TOTAL ASSETS	1,702,905,000	3,143,000	313,750
LIABILITIES
Match funded liabilities	1,250,912,000
Accrued expenses		1,647,052	31,326
Dividends payable	3,058,000
Due to affiliates		1,487,090
Other liabilities	30,948,000	3,134,000
TOTAL LIABILITIES	1,284,918,000	3,134,000	31,326
COMMITMENTS AND CONTINGENCIES
Equity
Equity - Ordinary shares, $.01 par value; 200,000,000 and 5,000,000 shares authorized; 30,584,718 and 20,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	306,000	200	200
Additional paid-in capital	415,155,000	300,000	300,000
Deficit accumulated during the development stage	3,889,000	(291,000)	(17,576)
Accumulated other comprehensive income (loss)	(1,363,000)
Total equity	417,987,000	9,000	282,000
Total liabilities and equity	$ 1,702,905,000	$ 3,143,000	$ 313,750

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	5,000,000	5,000,000
Common stock, shares issued	30,584,718	20,000	20,000
Common stock, shares outstanding	30,584,718	20,000	20,000

Condensed Consolidated Statements of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Revenue
Interest income - notes receivable - Rights to MSRs		$ 14,017,000		$ 27,542,000
Interest income - other		146,000		283,000
Total interest income		14,163,000		27,825,000
Other revenue		669,000		1,664,000
Total revenue		14,832,000		29,489,000
Operating expenses
Compensation and benefits		1,257,000		2,682,000
Organization costs	17,576					273,317	290,893
General and administrative expenses		679,000	38,000	1,625,000	82,000
Total operating expenses	17,576	1,936,000	38,000	4,307,000	82,000	273,317	290,893
Income (loss) from operations	(17,576)	12,896,000	(38,000)	25,182,000	(82,000)	(273,317)	(290,893)
Other expense
Interest expense		6,252,000		12,507,000
Total other expense		6,252,000		12,507,000
INTEREST INCOME						201	201
Income (loss) before income taxes		6,644,000	(38,000)	12,675,000	(82,000)
Income tax expense		72,000		149,000
Net income (loss)	$ (17,576)	$ 6,572,000	$ (38,000)	$ 12,526,000	$ (82,000)	$ (273,116)	$ (290,692)
Earnings (loss) per share
Basic		$ 0.37	$ (1.9)	$ 1.04	$ (4.08)
Diluted		$ 0.37	$ (1.9)	$ 1.04	$ (4.08)
NET LOSS PER SHARE - Basic and Diluted	$ (13.18)					$ (13.66)
Weighted average ordinary shares outstanding
- Basic and Diluted	1,334					20,000
Basic		17,581,593	20,000	12,008,394	20,000
Diluted		17,581,593	20,000	12,008,394	20,000
Dividends declared per share		$ 0.34	$ 0	$ 0.94	$ 0

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Net income (loss)	$ 6,572,000	$ 12,526,000
Other comprehensive income (loss), net of tax:
Change in the value of designated cash flow hedges	(798,000) [1]	(1,363,000) [1]
Total other comprehensive income (loss), net of tax	(798,000)	(1,363,000)
Comprehensive income (loss)	$ 5,774,000	$ 11,163,000

[1]	Because the associated derivative financial instruments are held in an entity that is not subject to income tax, there is no income tax on the change in the value of the designated cash flow hedges.

Condensed Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings/Deficit Accumulated During the Development Stage	Accumulated Other Comprehensive Loss
Beginning balance at Nov. 30, 2010
Net income (loss)	(17,576)			(17,576)
Issuance of ordinary shares, net of costs	300,000	200	300,000
Issuance of ordinary shares, net of costs, shares		20,000
Ending balance at Dec. 31, 2010	282,000	200	300,000	(18,000)
Ending balance, shares at Dec. 31, 2010	20,000	20,000
Net income (loss)	(82,000)			(82,000)
Total comprehensive income	(82,000)
Ending balance at Sep. 30, 2011	200,000		300,000	(100,000)
Beginning balance at Dec. 31, 2010	282,000			(18,000)
Net income (loss)	(273,116)			(273,116)
Ending balance at Dec. 31, 2011	9,000	200	300,000	(291,000)
Ending balance, shares at Dec. 31, 2011	20,000	20,000
Net income (loss)	12,526,000			12,526,000
Other comprehensive income (loss), net of tax	(1,363,000)				(1,363,000)
Total comprehensive income	11,163,000
Issuance of ordinary shares, net of costs	418,097,000	306,000	417,791,000
Declaration of cash dividends	(11,282,000)		(2,936,000)	(8,346,000)
Ending balance at Sep. 30, 2012	$ 417,987,000	$ 306,000	$ 415,155,000	$ 3,889,000	$ (1,363,000)
Ending balance, shares at Sep. 30, 2012	30,584,718

Condensed Consolidated Statements of Cash Flows (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (17,576)	$ 12,526,000	$ (82,000)	$ (273,116)	$ (290,692)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs		3,980,000
Prepaid expenses and other assets	(13,750)			69,834	56,084
Accrued expenses and due to affiliates	31,326			186,729	218,055
Changes in assets and liabilities:
Decrease in match funded advances		55,788,000
(Increase) decrease in other assets		(9,968,000)	47,000
Increase in other liabilities		28,387,000	31,000
Net cash provided by (used in) operating activities		90,713,000	(4,000)	(16,553)	(16,553)
Cash flows from investing activities
Purchase of notes receivable - Rights to MSRs		(184,285,000)
Reduction in notes receivable - Rights to MSRs		6,555,000
Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable - Rights to MSRs		(1,175,156,000)
Net cash used in investing activities		(1,352,886,000)
Cash flows from financing activities
Proceeds from match funded liabilities		892,577,000
Payment of debt issue costs		(6,810,000)
Proceeds from issuance of ordinary shares	300,000	422,783,000			300,000
Payment of offering costs		(4,686,000)
Payment of dividends to shareholders		(8,224,000)
Net cash provided by financing activities	300,000	1,295,640,000			300,000
NET INCREASE (DECREASE) IN CASH	300,000	33,467,000	(4,000)	(16,553)	283,000
CASH - Beginning of period		283,000	300,000	300,000
CASH - End of period	300,000	33,750,000	296,000	283,000	283,000
NON-CASH FINANCING ACTIVITIES:
Deferred offering costs				$ 2,763,307	$ 2,763,307

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Home Loan Servicing Solutions, Ltd. was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances. Home Loan Servicing Solutions, Ltd. conducts these operations through its wholly owned subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC. Unless otherwise stated, all references to “HLSS,” “us,” “our,” “we,” the “Company” and similar designations refer to Home Loan Servicing Solutions, Ltd. and its consolidated subsidiaries. HLSS is headquartered in the Cayman Islands and has offices in Atlanta, Georgia and West Palm Beach, Florida.

Our business strategy focuses on acquiring mortgage servicing assets. We do not originate or purchase mortgage loans, and as a result, we are not subject to the risk of loss related to the origination or ownership of mortgage loans. Because we have not received the necessary approvals and consents (the “Required Third Party Consents”) to become the named servicer of the mortgage servicing rights, we instead acquired from Ocwen Loan Servicing, LLC, a wholly-owned subsidiary of Ocwen Financial Corporation (collectively “Ocwen”), the rights to receive the servicing fees which we refer to as “Rights to MSRs”. Accordingly, Ocwen will continue to service the mortgage loans and will receive compensation from us for its servicing activities. Upon receipt of the Required Third Party Consents, Ocwen will transfer legal ownership of the mortgage servicing rights to us without any additional payment. We intend to pursue the Required Third Party Consents for our initial portfolio and for future acquisitions. Whether we acquire mortgage servicing rights or Rights to MSRs, we also acquire servicing advances and other associated assets. We do not believe that whether we directly own mortgage servicing rights or the related Rights to MSRs materially affects our business strategy or economic performance.

On March 5, 2012, we completed an initial public offering (“IPO”) and a concurrent private placement of our ordinary shares from which we raised cash of $184,300 (the “Offerings”). Immediately thereafter, on March 5, 2012, we used $149,798 to acquire certain assets, net of assumed liabilities, from Ocwen (the “Initial Acquisition”). The acquired assets related to mortgage servicing rights with respect to 116 pooling and servicing agreements with unpaid principal balance (“UPB”) of approximately $15.2 billion as of March 5, 2012 (the “Initial Mortgage Servicing Rights”). After closing, the purchase price paid was adjusted to $138,792 as further described in Note 2.

On September 12, 2012, we completed a follow on offering of our ordinary shares from which we raised cash of $236,034. Immediately thereafter, on September 13, 2012 and September 28, 2012; we used the proceeds to acquire certain assets from Ocwen in two separate transactions. The acquired assets related to “Acquired Mortgage Servicing Rights” with respect to 182 and 191 pooling and servicing agreements with UPB of approximately $21.1 and $6.7 billion as of September 12, 2012 and September 28, 2012; respectively. The Initial Mortgage Servicing Rights and Acquired Mortgage Servicing Rights can be collectively thought of as “Mortgage Servicing Rights” and are referred to as such throughout the remainder of this filing. Refer to Note 2 for further discussion.

Prior to our IPO, the Company was a development stage enterprise. Because we commenced operations on March 5, 2012, the condensed consolidated statement of cash flows for the nine months ended September 30, 2012 do not include nine full months of operating activities. Accordingly, our cash flows for the nine months ended September 30, 2012 are not necessarily indicative of the results to expect for a full nine month period or for the entire year ending December 31, 2012.

Basis of Presentation

We prepared the accompanying unaudited Interim Consolidated Financial Statements in conformity with the instructions of the Securities and Exchange Commission (“SEC”) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In our opinion, the accompanying unaudited financial statements contain all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation. The results of operations and other data for the three and nine months ended September 30, 2012 are not necessarily indicative of the results to expect for any other interim period or for the entire year ending December 31, 2012. A user of the unaudited Condensed Interim Consolidated Financial Statements presented herein should read them in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our final prospectus dated September 6, 2012. We derived December 31, 2011 condensed balance sheet data from audited financial statements, but within this filing do not include all disclosures required by GAAP. The preparation of financial statements in conformity with GAAP requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates. Material estimates that are particularly significant relate to our fair value measurements of Notes receivable — Rights to MSRs.

Principles of Consolidation

Our financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned subsidiaries, as well as a variable interest entity (“VIE”) of which we are the primary beneficiary. We eliminate intercompany accounts and transactions in consolidation.

Variable Interest Entities

We evaluate each special purpose entity (“SPE”) for classification as a VIE. When an SPE meets the definition of a VIE and we determine that HLSS is the primary beneficiary, we include the SPE in our Interim Condensed Consolidated Financial Statements.

Our servicing advances are in an SPE along with related Match funded liabilities. We determined that this SPE is a VIE of which we are the primary beneficiary. The accounts of this SPE are included in our Interim Condensed Consolidated Financial Statements.

Match funded advances on loans serviced for others result from our transfers of residential loan servicing advances to an SPE in exchange for cash. This SPE issues debt supported by collections on the transferred advances. We made these transfers under the terms of our advance facility agreements. These transfers do not qualify for sales accounting because we retain control over the transferred assets. As a result, we account for these transfers as financings and classify the transferred advances on our Interim Condensed Consolidated Balance Sheet as Match funded advances and the related liabilities as Match funded liabilities. We use collections on the advances pledged to the SPE to repay principal and to pay interest and the expenses of the entity. Holders of the debt issued by this entity can look only to the assets of the entity itself for satisfaction of the debt and have no recourse against HLSS.

The following table summarizes the assets and liabilities of the SPE formed in connection with our current match funded advance facility, at the dates indicated:

	September 30, 2012	December 31, 2011
Match funded advances	$1,446,091	$—
Other assets(1)	39,291	—

Total assets	$1,485,382	$—

Match funded liabilities	$1,250,912	$—
Other liabilities	1,964	—

Total liabilities	$1,252,876	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

Cash

Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days and less. There were no restrictions on the use of the cash balance as of September 30, 2012 and December 31, 2011.

Servicing Activities and Advances

Residential mortgage loan servicers manage the billing, collections and loss mitigation activities associated with mortgage loans that are originated by banks or other lenders. Servicers send borrowers monthly account statements, collect monthly mortgage payments, remit such payments to the owner of the mortgage loan, answer customer service inquiries and maintain custodial accounts to hold borrower payments of principal and interest and amounts received from borrowers to pay real estate taxes and insurance with respect to the properties securing the mortgage loans and pay such real estate taxes and insurance premiums from the custodial accounts. A servicer will also remit collections on the mortgage loans from the custodial accounts to the trustee of the applicable securitization trust to make payments on the related mortgage-backed securities, and prepare and deliver monthly and annual reports to the trustee. A servicer may also be required to advance its own funds to cover shortfalls in collections of principal and interest from borrowers, to pay property and casualty insurance premiums and real estate taxes on a property and to cover the costs associated with protecting or foreclosing on a property. If borrowers become delinquent on loans, the servicer generally may conduct loss mitigation activities to reduce loan delinquencies and losses by working with borrowers to collect payments and modify loans or enforce the lenders’ remedies, which may include initiating foreclosure procedures and selling the properties.

Servicing Advances

Servicing advances generally fall into one of three categories:

•

“Principal and Interest Advances” are cash payments made by the servicer to the owner of the mortgage loan to cover scheduled payments of principal and interest on a mortgage loan that have not been paid on a timely basis by the borrower.

•

“Taxes and Insurance Advances” are cash payments made by the servicer to third parties on behalf of the borrower for real estate taxes and insurance premiums on the property that have not been paid on a timely basis by the borrower.

•

“Corporate Advances” are cash payments made by the servicer to third parties for the costs and expenses incurred in connection with the foreclosure, preservation and sale of the mortgaged property, including attorneys’ and other professional fees.

Servicing advances are usually reimbursed from amounts received with respect to the related mortgage loan, including payments from the borrower or amounts received from the liquidation of the property securing the loan, which is referred to as “loan level recovery.” Servicers generally have the right to cease making servicing advances on a loan if they determine that advances are not recoverable at the loan level. With respect to the Rights to MSRs that we own, Ocwen makes this determination in accordance with its stop advance policy. In the event that loan level recovery is not sufficient to reimburse the servicer in full for servicing advances made with respect to a mortgage loan, our pooling and servicing agreements provide that the servicer is entitled to be reimbursed from collections received with respect to other loans in the same securitized mortgage pool, which is referred to as “pool level recovery.” We do not receive interest on servicing advances.

We are obligated to purchase the servicing advances made by Ocwen during the period of time prior to the transfer of legal ownership of the Mortgage Servicing Rights to us, and when a Mortgage Servicing Right is transferred to us, we will become directly obligated to the related trustee to make any servicing advances required pursuant to the related pooling and servicing agreements. Servicing advances serve as collateral under the terms of the Advance Facility.

We record a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration the projected collections under the applicable loan or pool relative to the advances outstanding and the projected future advances. However, the servicer is generally only obligated to advance funds to the extent that it believes the advances are recoverable from expected proceeds from the loan. We assess collectability using proprietary cash flow projection models which incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.

Notes Receivable — Rights to MSRs and Interest Income

We structured the purchase of the Rights to MSRs to convey to HLSS all the rights and rewards of ownership of MSRs absent the necessary approvals and allow us to become the named servicer under the applicable pooling and servicing agreements; however, until we receive the Required Third Party Consents, Ocwen will remain the named servicer of the related mortgage servicing rights. Accounting Standards Codification (“ASC”) 860, Transfers and Servicing, specifically prohibits accounting for a transfer of servicing rights as a sale if legal title to such servicing rights has not passed to the purchaser. As a result, prior to receiving the Required Third Party Consents related to the Mortgage Servicing Rights, we are required to account for the purchase of the Rights to MSRs as a financing. We initially recorded the Notes receivable — Rights to MSRs at the purchase price of the Rights to MSRs. We amortize the Notes receivable — Rights to MSRs using the prospective interest method of accounting. At each reporting date, we calculate the present value of the net cash flows related to the then outstanding UPB of the underlying Mortgage Servicing Rights and adjust the carrying value of the Notes receivable — Rights to MSRs to this amount. The change in the carrying value of the Notes receivable — Rights to MSRs reduces the net servicing fees received by us with respect to the Mortgage Servicing Rights and the servicing fees paid to Ocwen with respect to the Mortgage Servicing Rights. We record the resulting amount as Interest income. Interest income is our primary source of income prior to receiving the Required Third Party Consents. See Note 9 for more information about how we calculate Interest income-notes receivable — Rights to MSRs.

Other than transfer of legal title, we believe we meet all the other sales treatment criteria under ASC 860 for the transfer of the Mortgage Servicing Rights. If we obtain the Required Third Party Consents and become the legal owner of any Mortgage Servicing Right:

•	we will be contractually obligated to service the mortgage loans underlying such Mortgage Servicing Right in accordance with the related pooling and servicing agreement;

•

Ocwen will be contractually obligated to us pursuant to the subservicing agreement between HLSS and Ocwen to perform substantially all of the servicing functions it currently performs on our behalf relating to such Mortgage Servicing Right, other than maintaining custodial accounts, remitting amounts from the custodial accounts and funding servicing advances pursuant to the terms of the related pooling and servicing agreement, which are functions for which we will be responsible and

•

we will account for the remaining balance of the Notes receivable — Rights to MSRs related to such Mortgage Servicing Right as mortgage servicing rights to the extent we have received the Required Third Party Consents to transfer legal ownership of such mortgage servicing rights to us and will begin recording Servicing Fee Revenue related to the mortgage servicing right rather than Interest income-notes receivable — Rights to MSRs.

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Since we are not the named servicer for the mortgage loans underlying the Rights to MSRs, Ocwen will continue to be the named servicer for these loans and will receive the servicing fee associated with the Mortgage Servicing Rights; however, Ocwen pays these servicing fees to us under the terms of the Purchase Agreement and related sale supplements described in Note 2. We pay Ocwen a monthly base fee equal to 12% of the servicing fees collected each month. The monthly base fee payable to Ocwen varies from month to month based on the level of collections of principal and interest for the mortgage loans serviced. In addition to the monthly base fee, Ocwen retains any ancillary income (excluding investment income earned on any custodial accounts) payable to the servicer pursuant to the related pooling and servicing agreements. Ocwen also receives a performance based incentive fee to the extent the Servicing Fee Revenue that it collects for any given month exceeds the sum of the monthly base fee and the retained fee.

The amount, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, used to calculate the retained fee is a contractually agreed upon amount. If we do not receive an amount equal to the retained fee in any given month, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, this creates a shortfall in our targeted gross servicing margin percentage. Should this occur, Ocwen will not earn a performance based incentive fee for any month that there is such a shortfall, or in any subsequent month, until we have recovered such shortfall from amounts that would otherwise be available to pay future performance based incentive fees to Ocwen.

The performance based incentive fee payable in any month will be reduced by an amount equal to 6.5% per annum of the amount of any such excess servicing advances if the advance ratio exceeds a predetermined level for that month.

Derivative Financial Instruments

We are party to interest rate swap agreements that we recognize on our Interim Condensed Consolidated Balance Sheet at fair value within other liabilities. On the date we entered into the interest rate swap agreements, we designated and documented them as hedges of the variable cash flows payable for floating rate interest expense on our borrowings (cash flow hedge). To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the hedged exposure. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the derivatives’ effectiveness and expected effectiveness in offsetting the changes in the fair value or the cash flows of the hedged items. To assess effectiveness, we use statistical methods, such as regression analysis, as well as nonstatistical methods including dollar-offset analysis. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item.

If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income(loss) into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.

See Note 8 for additional information regarding our interest rate swap agreements.

Match Funded Liabilities

The Advance Facility currently finances all of the outstanding advances associated with our Notes Receivable — Rights to MSRs. Match funded liabilities are a form of non-recourse debt that are collateralized by the servicing advances. Our match funded liability balance is driven primarily by the level of servicing advances and the advance borrowing rate, which is defined as the collateral value of servicing advances divided by total servicing advances. The advance borrowing rates, which are different for each type of six advance types, were set at levels that enabled each class of notes issued pursuant to the advance financing facility to meet ratings criteria as determined by Standard & Poor’s. In addition, we are able to pledge deferred servicing fees as collateral for our Match funded liabilities.

Under the terms of the related indenture, the SPE created in connection with the Advance Facility are subject to various qualitative and quantitative covenants. We believe that we are currently in compliance with these covenants.

•	Restrictions on future investments and indebtedness;

•	Restrictions on sale or assignment of Match funded advances and

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying the indenture.

See Note 6 for additional information regarding our match funded liabilities.

Interest Income — Other

Interest income — Other includes interest earned on mortgage loan payments and payoff collections not yet remitted either to the securitization trust that owns the mortgage loan or to pay real estate taxes and insurance premiums with respect to the related mortgaged properties. Mortgage loan payments are usually due from the borrower between the first and fifteenth days of the month. Remittance to the securitization trust typically occurs between the eighteenth and twenty-fourth days of each month. Until remitted to the securitization trust, these payments reside in interest bearing custodial accounts controlled by the servicer and we invest these amounts in accordance with the pooling and servicing agreements and our investment policy. Pursuant to the Purchase Agreement, we are entitled to receive from Ocwen any custodial account earnings related to the Rights to MSRs even though we will not have custody of those accounts until legal ownership of the related Mortgage Servicing Rights is transferred to us.

Other Revenue

Other revenue consists of amounts due to us from Ocwen under the terms of the Ocwen Professional Services Agreement. Under the Ocwen Professional Services Agreement, we receive revenue for providing certain services to Ocwen, which include valuation analysis of mortgage servicing rights, treasury management and other similar services. See Note 13 for more information regarding our related party transactions.

Operating Expenses

Our operating expenses consist largely of compensation and benefits for our employees and fees payable to members of our Board of Directors. In addition, we incur expenses for facilities, technology, communication and other expenses typical of public companies, including audit, legal and other professional fees. Altisource Portfolio Solutions, S.A. (“Altisource”) provides some of these administrative services pursuant to the Altisource Administrative Services Agreement. General and administrative expenses also include expenses related to the services we provide to Ocwen, and the services provided by Ocwen to us, under the Ocwen Professional Services Agreement. See Note 13 for more information regarding our related party transactions.

Organization Costs

Until the closing of the Offerings we were a development stage enterprise, and we classified our expenses as “Organization costs.” These organization costs include legal and accounting fees, registration fees and other costs incurred during the development stage to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries. We expensed these costs as incurred. Organization costs were approximately $123 and $82 for the nine months ended September 30, 2012 and 2011, respectively, and are included in General and administrative expenses. We did not incur additional organization costs after the Offerings, so there were no incremental organization costs in the three months ended September 30, 2012 ($38 for the comparable 2011 period).

Interest Expense

We primarily finance servicing advances with match funded liabilities that accrue interest. Interest expense also includes amortization of deferred financing costs, non-use fees and any hedge related costs.

Interest expense is sensitive to the Match funded advance balance which is driven primarily by the delinquency rates and amount of UPB serviced. The speed at which delinquent loans are resolved affects our interest expense. For example, slower resolution of delinquencies will result in higher servicing advance balances and higher interest expense. In order to mitigate the interest expense impact of higher servicing advance balances, we reduce the performance based servicing fee payable to Ocwen in any month in which the advance ratio exceeds a predetermined level for that month. Additionally, we executed a hedging strategy designed to largely neutralize the impact of changes in interest rates over time. Our objective is to utilize hedges in an amount equal to our net exposure to interest rate increases on our Match funded liabilities, which bear interest at floating interest rates, after taking into account our expected interest earning account balances, which partially offset the impact of rising interest rates. If interest rates decline, the value of our hedges would decline. Should our hedging strategy prove ineffective or if we are not able to hedge all of our interest rate risk, rising interest rates would lead to higher interest expense.

Income Taxes

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation; however, our U.S.-based subsidiary, HLSS Management, LLC, is subject to U.S. taxation.

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. As of September 30, 2012, we had no deferred tax assets or liabilities.

Basic and Diluted Earnings per Share

We calculate basic earnings per share by dividing net income or loss by the weighted average ordinary shares outstanding for the period. For the three and nine months ended September 30, 2012 and 2011, there were no ordinary share equivalents or other securities that could potentially dilute basic earnings per share.

Dividends

When our Board of Directors declares cash dividends, we record a payable and charge retained earnings for the total amount of the dividends declared. If we lack sufficient retained earnings to pay the full amount of dividends declared we charge the excess amount to additional paid-in capital.

Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) 2011-04 (ASC 820, Fair Value Measurement): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.     The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and prescribe certain additional disclosures about fair value measurements, including: for fair value measurements within Level 3 of the fair value hierarchy, disclosing the valuation process used and the sensitivity of fair value measurement to changes in unobservable inputs; and for items not carried at fair value but for which fair value must be disclosed, categorization by level of the fair value hierarchy. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements. See Note 3 for our fair value disclosures.

ASU 2011-05 (ASC 220, Comprehensive Income): Presentation of Comprehensive Income.     Previously U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminates that option. This ASU also requires consecutive presentation of the statement of net income and other comprehensive income and requires that an entity present reclassification adjustments from other comprehensive income to net income by component on the face of both the statement in which net income is presented and the statement in which other comprehensive income is presented. Issued on December 23, 2011, ASU 2011-12 defers indefinitely the provision regarding the presentation of reclassification adjustments. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation — The accompanying consolidated financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned U.S. subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC (collectively herein referred to as the “Company”). All intercompany balances and transactions are eliminated upon consolidation.

Use of Estimates — The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Cash and cash equivalents include both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days or less. There were no restrictions on the use of the cash and cash equivalents balance of as of December 31, 2011 and 2010.

Prepaid Expenses and Other Assets — Prepaid expenses and other assets include legal and other professional fees of $2,777,057 incurred directly related to a planned future equity offering. These costs are expected to be paid from the proceeds of the initial public offering and will be charged to equity upon funding of the transaction.

Organization Costs — Organization costs include legal fees, registration fees and other costs incurred to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries and are expensed as incurred.

Income Taxes — The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation. Our U.S.-based subsidiary, HLSS Management, LLC is subject to U.S. taxation, however there was no income related to the U.S.-based subsidiary since the inception of the Company and its subsidiaries.

Earnings (Loss) Per Share (“EPS”) — Basic EPS is calculated by dividing net income or loss by the weighted-average ordinary shares outstanding. As of December 31, 2011 and 2010, there were no common stock equivalents or other securities that could potentially dilute basic EPS.

ASSETS ACQUIRED AND LIABILITIES ASSUMED	9 Months Ended
Sep. 30, 2012
ASSETS ACQUIRED AND LIABILITIES ASSUMED
2.	ASSETS ACQUIRED AND LIABILITIES ASSUMED

On March 5, 2012, we used a portion of the net proceeds from the Offerings to purchase the following:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 116 pooling and servicing agreements with UPB of approximately $15.2 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each Mortgage Servicing Right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Mortgage Servicing Rights);

•	the outstanding servicing advances associated with the related pooling and servicing agreements; and

•	other assets related to the foregoing (collectively, the forgoing represent the “Initial Purchased Assets”).

We completed the Initial Acquisition pursuant to a master servicing rights purchase agreement (the “Purchase Agreement”) and a related sale supplement, each dated February 10, 2012. Pursuant to the Advance Facility, we also assumed a related match funded servicing advance financing facility from Ocwen effective upon the closing of the Initial Acquisition. At closing on March 5, 2012, HLSS paid cash of $149,798 to Ocwen for the estimated purchase price of the Initial Purchased Assets (net of assumed liabilities), subject to certain closing adjustments. The purchase price for the Rights to MSRs was based on the value of such assets at the time HLSS entered into the Purchase Agreement and the estimated outstanding UPB of the underlying mortgage loans at closing. The purchase price for the associated servicing advances and other assets was equal to the net consolidated book value, which approximated fair value, as of the purchase date of all assets and liabilities of the special purpose entities established in connection with the advance financing facility that owns these servicing advances. HLSS paid Barclays Bank PLC, an affiliate of Barclays Capital Inc., a conversion fee of $3,989 related to our assumption of the existing advance financing facility.

On March 31, 2012, HLSS and Ocwen, pursuant to the terms of the Purchase Agreement, agreed to a final purchase price of $138,792 for the Initial Purchased Assets (net of assumed liabilities of $359,176), reflecting post-closing adjustments of $11,006 that principally resulted from declines in Match funded advances. See Note 13 for more information regarding our related party transactions.

We recorded the assets acquired and liabilities assumed which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

On May 1, 2012, we completed an acquisition from Ocwen of additional mortgage servicing assets (“Flow One”). A summary of the purchase price and sources of funding follows below:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 14 pooling and servicing agreements with UPB of approximately $2.9 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Flow One Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the Flow One purchase pursuant to the Purchase Agreement, and an additional sale supplement, dated May 1, 2012. The initial purchase price for the transaction was $103,826. To finance that amount, we used $25,940 in cash and borrowed $77,886 under an existing servicing advance facility with Barclays Bank PLC against the $92,593 in servicing advances associated with the Rights to MSRs.

The final purchase price was $103,458 which reflected a $368 adjustment to the match funded advance balance.

We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826

On August 1, 2012; we completed an acquisition from Ocwen of additional mortgage servicing assets (“Flow Two”). A summary of the purchase price and sources of funding follows below:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 18 pooling and servicing agreements with UPB of approximately $2.1 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Flow Two Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the Flow Two purchase pursuant to the Purchase Agreement and an additional sale supplement, dated August 1, 2012. The cash paid at closing for the transaction was $74,725. To finance that amount, we used $18,602 in cash and borrowed $56,123 under an existing servicing advance facility with Barclays Bank PLC.

The final purchase price was $76,251 which reflected a $1,526 adjustment for updated Match funded advances and Notes receivable — Rights to MSRs balances. We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$8,077
Match funded advances	68,174

$76,251

Sources of funding:
Cash on-hand	$18,602
Matched funded liabilities	56,123
Amount paid to Ocwen for post-closing adjustments	1,526

$76,251

On September 13, 2012; we completed an acquisition from Ocwen of additional mortgage servicing assets (“Follow on Offering” purchase). A summary of the purchase price and sources of funding follows below:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 182 pooling and servicing agreements with UPB of approximately $21.1 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Follow on Offering Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the first Follow on Offering purchase pursuant to the Purchase Agreement and an additional sale supplement, dated September 13, 2012. The initial purchase price for the transaction was $792,968. To finance that amount, we used $202,549 in cash and borrowed $590,419 under an amended and restated servicing advance financing facility against the $707,445 in servicing advances associated with the Rights to MSRs.

The final purchase price was $788,239 which reflected a $4,729 adjustment for revised Match funded advance balances.

We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$85,523
Match funded advances	702,716
Due from Ocwen for post-close adjustments	4,729

$792,968

Sources of funding:
Cash on-hand	$202,549
Matched funded liabilities	590,419

$792,968

On September 28, 2012 we completed an acquisition from Ocwen of additional mortgage servicing assets making use of the proceeds from the underwriters’ overallotment exercise of our shares and available borrowing capacity. A summary of the purchase price and sources of funding follows below:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 191 pooling and servicing agreements with UPB of approximately $6.7 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the acquired Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the September 28, 2012 purchase pursuant to the Purchase Agreement and an additional sale supplement, dated September 28, 2012. The cash paid at closing for the transaction was $238,124. To finance that amount, we used $30,644 in cash and borrowed $207,480 under our current servicing advance facility.

The final purchase price was $242,384 which reflected a $4,260 adjustment for updated Match funded advances and Notes receivable — Rights to MSRs balances.

We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$16,994
Match funded advances	225,390

$242,384

Sources of funding:
Cash on-hand	$30,644
Matched funded liabilities	207,480
Amount due to Ocwen for post-closing adjustments	4,260

$242,384

The cash used to purchase the Match funded advances is presented, net of liabilities, within the “Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable — Rights to MSRs” of the condensed consolidated statement of cash flows.

FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We estimate fair value based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels and gives the highest priority to Level 1 inputs and the lowest to Level 3 inputs.

The three broad categories are:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3: Unobservable inputs for the asset or liability.

Where available, we utilize quoted market prices or observable inputs rather than unobservable inputs to determine fair value. We classify assets in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts and the estimated fair values of our financial instruments are as follows at the dates indicated:

	September 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$33,750	$33,750	$283	$283
Notes receivable — Rights to MSRs	177,730	177,730	—	—
Other assets	31,160	31,160	—	—

Total financial assets	242,640	242,640	283	283

Financial liabilities:
Derivative financial instruments	1,363	1,363	—	—

Total financial liabilities	1,363	1,363	—	—

We describe the methodologies that we use and key assumptions that we make to estimate the fair value of instruments in more detail below:

Cash

The carrying amount reported for cash approximates fair value due to the short-term nature of this asset.

Notes Receivable — Rights to MSRs

We established the value of the Notes Receivable — Rights to MSRs based on an appraisal prepared with the assistance of an independent valuation firm. This appraisal is prepared on a quarterly basis. Significant inputs into the valuation include the following:

•	Discount rates reflecting the risk of earning the future income streams from the Notes receivable – Rights to MSRs ranging from 14% to 22%.

•	Interest rate used for calculating the cost of servicing advances of 1-Month LIBOR + 4%.

•	Mortgage loan prepayment projections ranging from 12% to 25% of the related mortgage lifetime projected prepayment rate.

•	Delinquency rate projections ranging from 15% to over 35% of the aggregate unpaid balance of the underlying mortgage loans.

The independent valuation firm reviewed the collateral attributes and the historical payment performance of the underlying mortgage servicing portfolio and compared them with similar mortgage servicing portfolios and with standard industry mortgage performance benchmarks to arrive at the assumptions set forth above. The selected collateral attributes and performance comparisons utilized were the voluntary prepayment performance, delinquency and foreclosure performance, operational cost comparison, average loan balance, weighted average coupon and note rate distribution, loan product type classification, geographic distribution and servicing advance behavior.

The unobservable inputs that have the most significant effect on the fair value of Notes receivable — Rights to MSRs are the mortgage loan prepayment rate projections and the interest rate projections; however, any significant increase (decrease) in discount rates, interest rates, mortgage loan prepayment projections or delinquency rate projections, each in isolation, would result in a substantially lower (higher) valuation.

Other Assets

Other assets include debt service accounts and cash collateral held by the counterparty to our interest rate swap agreements. The debt service accounts represent cash and cash equivalents held by the trustee of our advance funding facility. The carrying amount reported for these other assets at September 30, 2012 approximates fair value due to the short-term nature of these assets.

Derivative Financial Instruments

Our derivatives are not exchange-traded and therefore quoted market prices or other observable inputs are not available. The fair value of our interest rate swap agreements are based on certain information provided by third-party pricing sources. Third-party valuations are derived from proprietary models based on inputs that include yield curves and contractual terms such as fixed interest rates and payment dates. We have not adjusted the information obtained from the third-party pricing sources, we review this information to ensure that it provides a reasonable basis for estimating fair value. Our review is designed to identify information that appears stale, information that has changed significantly from the prior period, and other indicators that the information may not be accurate. See Note 8 for additional information on our derivative financial instruments.

The following table presents assets and liabilities measured at fair value categorized by input level within the fair value hierarchy:

	Fair value	Level 1	Level 2	Level 3
At September 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$33,750	$33,750	$—	$—
Notes receivable — Rights to MSRs	177,730	—	—	177,730
Other assets	31,160	31,160	—	—

Total assets	$242,640	$64,910	$—	$177,730

Liabilities:
Derivative financial instruments	1,363	—		1,363

Total liabilities	$1,363	$—	$—	$1,363

	Fair value	Level 1	Level 2	Level 3
At December 31, 2011:
Measured at fair value on a recurring basis:
Assets:
Cash	$283	$283	$—	$—

Total assets	$283	$283	$—	$—

Total liabilities	$—	$—	$—	$—

We held no Level 3 assets or liabilities prior to the Initial Acquisition, on March 5, 2012. The following tables present reconciliations of the changes in fair value of our Level 3 assets, which we measure at fair value on a recurring basis:

For the three months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$70,175	$(565)
Purchases and reductions:
Purchases	110,594	—
Reductions	3,039	—

	177,730	(565)

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(798)

	—	(798)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)

For the nine months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$—	$—
Purchases and reductions:
Purchases	184,285	—
Reductions	6,555	—

	177,730	—

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(1,363)

	—	(1,363)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)

MATCH FUNDED ADVANCES	9 Months Ended
Sep. 30, 2012
MATCH FUNDED ADVANCES
4.	MATCH FUNDED ADVANCES

Match funded advances on residential loans we service for others, as more fully described in Note 1 —Principles of Consolidation — Variable Interest Entities, are comprised of the following at the dates indicated:

	September 30, 2012	December 31, 2011
Principal and interest	$563,960	$—
Escrow advances	642,347	—
Corporate advances	239,784	—

	$1,446,091	$—

OTHER ASSETS	9 Months Ended
Sep. 30, 2012
OTHER ASSETS
5.	OTHER ASSETS

Other assets consisted of the following at the dates indicated:

	September 30, 2012	December 31, 2011
Debt service accounts(1)	$28,530	$—
Receivables from related parties(2)	3,232	—
Prepaid expenses and debt issuance costs, net(3)	10,942	—
Interest-earning collateral deposits(4)	2,630	—
Other(5)	—	2,860

	$45,334	$2,860

(1)	Under our advance funding facility, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. We do not use the collected funds to reduce the related match funded debt until the payment dates specified in the indenture. The balance also includes amounts that we set aside to provide for possible shortfalls in the funds available to pay certain expenses and interest.
(2)	See Note 13 for more information regarding our related party transactions.
(3)	Costs at September 30, 2012 relate to match funded liabilities. We amortize these costs to the earlier of the scheduled amortization date, contractual maturity date or prepayment date of the debt.
(4)	Represents cash collateral held by the counterparty to our interest rate swap agreement as of September 30, 2012.
(5)	At December 31, 2011, Other primarily included $2,777 of deferred offering costs. When we completed the IPO in March 2012, and the subsequent over-allotment exercise, we charged these costs (along with additional deferred offering costs of $1,154 incurred in 2012) to additional paid-in capital reducing the gross proceeds from the IPO to an amount net of offering costs.

MATCH FUNDED LIABILITIES	9 Months Ended
Sep. 30, 2012
MATCH FUNDED LIABILITIES
6.	MATCH FUNDED LIABILITIES

Match funded liabilities, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at:

Borrowing Type	Interest Rate(1)	Maturity(2)	Amortization Date(2)	Unused Borrowing Capacity(3)	Balance Outstanding
					September 30, 2012	December 31, 2011
Class A Term Note	1-Month LIBOR + 225 bps	Aug. 2043	Aug. 2013	$—	$496,494	$—
Class B Term Note	1-Month LIBOR + 525 bps	Aug. 2043	Aug. 2013	—	52,176	—
Class C Term Note	1-Month LIBOR + 625 bps	Aug. 2043	Aug. 2013	—	26,457	—
Class D Term Note	1-Month LIBOR + 725 bps	Aug. 2043	Aug. 2013	—	24,873	—
Class A Variable Funding Note	1-Month LIBOR + 250 bps	Aug. 2043	Aug. 2013	23,074	295,882	—
Class B Variable Funding Note	1-Month LIBOR + 550 bps	Aug. 2043	Aug. 2013	9,702	30,969	—
Class C Variable Funding Note	1-Month LIBOR + 650 bps	Aug. 2043	Aug. 2013	5,107	15,730	—
Class D Variable Funding Note	1-Month LIBOR + 750 bps	Aug. 2043	Aug. 2013	4,705	14,831	—
Class A Term Money Market Fund Note	65 bps	Sep. 2013	Sep. 2012	—	244,615	—
Class B Term Money Market Fund Note	275 bps	Sep. 2044	Sep. 2014	—	28,500	—
Class A Draw Money Market Fund Note	1-Month LIBOR + 200 bps	Sep. 2044	Sep. 2014	—	20,385	—

				$42,588	$1,250,912	$—

(1)	The weighted average interest rate at September 30, 2012 was 2.90%. We pay interest monthly.
(2)	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
(3)	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of September 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.

On April 26, 2012, we executed an amendment to the Advance Facility providing us with the ability to add and remove designated servicing agreements from the facility.

On September 13, 2012, HLSS Holdings amended and restated its outstanding servicing advance financing facility with Barclays Bank PLC through the execution of the following agreements:

•

a second amended and restated indenture (the “Base Indenture”) by and between HLSS Servicer Advance Receivables Trust (“Issuer”), Deutsche Bank National Trust Company (“DB”), HLSS Holdings, Ocwen Loan Servicing, LLC (“OLS”), Barclays Bank PLC (“Barclays”) and Wells Fargo Securities, LLC (“Wells Fargo”),

•	a series 2012-VF1 indenture supplement to the Base Indenture by and between the Issuer, DB, HLSS Holdings, OLS and Barclays,

•	a series 2012-T1 indenture supplement to the Base Indenture by and between the Issuer, DB, HLSS Holdings, OLS and Barclays,

•	a series 2012-MM1 indenture supplement to the Base Indenture by and between the Issuer, DB, HLSS Holdings, OLS, Barclays and Wells Fargo,

•	a second amended and restated receivables pooling agreement with HLSS Servicer Advance Facility Transferor, LLC (“Transferor”) and the Issuer, and

•	a second amended and restated receivables sale agreement with HLSS Holdings, OLS and Transferor.

These agreements are substantially similar to those described in “The Business — Description of Servicing Advance Facility Agreements and Advance Financing Facility” in our Prospectus dated September 6, 2012, with the following additional material features:

•	The Base Indenture is structured to allow the issuance of multiple series of notes with varying maturity dates and credit ratings ranging from AAA to BBB;

•	Pursuant to the series 2012-MM1 indenture supplement, a $265,000 Rule 2a-7 money market eligible note with a one-year term and a fixed interest rate per annum of 0.65% has been issued; and

•	A “Class A” draw note with an expected two-year term and a variable interest rate of one month LIBOR + 200 bps.

On September 28, 2012, in connection with our second Follow-On purchase, a $28,500 “Class B” note was issued.

ORDINARY SHARES	9 Months Ended
Sep. 30, 2012
ORDINARY SHARES
7.	ORDINARY SHARES

Initial Public Offering

On March 5, 2012, we closed the IPO resulting in the issuance of 13,333,333 of our ordinary shares. The public offering price of the shares sold in the offering was $14.00 per share. The total gross proceeds from the offering to HLSS were $186,667. After deducting underwriting discounts and commissions and offering expenses payable by HLSS, the aggregate net proceeds we received totaled $170,486.

Private Placement

On March 5, 2012, simultaneously with the IPO, William C. Erbey, the founder of our company and the Chairman of the Board of Directors, purchased 714,285 of our ordinary shares at a price per share equal to the IPO price in a private placement. The total proceeds from the private placement to HLSS were $10,000. We did not incur underwriting discounts or commissions in respect of these shares.

Issuance of Additional Ordinary Shares under the IPO

On April 2, 2012, we issued 129,600 additional ordinary shares to the underwriters in connection with the exercise of their over-allotment option under the IPO. The total gross proceeds from the issuance of these additional shares to HLSS were $1,814. After deducting underwriting discounts, commissions and expenses payable by HLSS, the aggregate net proceeds we received were $1,577.

Follow on Offering

On September 12, 2012 we issued 16,387,500 of our ordinary shares, 2,137,500 of which went to the underwriters in connection with the exercise of their over-allotment option. The total gross proceeds from the issuance of these additional shares to HLSS were $249,909. After deducting underwriting discounts, commissions and expenses payable by HLSS, the aggregate net proceeds we received were $236,034.

DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
8.	DERIVATIVE FINANCIAL INSTRUMENTS

Because our current derivative agreements are not exchange-traded, we are exposed to credit loss in the event of nonperformance by the counterparty to the agreement. We control this risk through credit monitoring procedures including financial analysis, dollar limits and other monitoring procedures. The notional amounts of our contracts do not represent our exposure to credit loss.

Interest Rate Management

We executed a hedging strategy aimed to mitigate the impact of changes in variable interest rates on the excess of interest rate sensitive liabilities over interest rate sensitive assets. We entered into interest rate swaps to hedge against the effects of a change in 1-Month LIBOR.

The following table provides information about our interest rate swaps at September 30, 2012:

Purpose	Date Opened	Effective Date(1)	Maturity	We Pay	We Receive	Notional Amount	Fair Value
Designated as hedges:
Hedge the effects of changes in 1-Month LIBOR(2)	March 2012	March 2012	March 2016	0.6325%	1-Month LIBOR	$172,670	$(904)
Hedge the effects of changes in 1-Month LIBOR(2)	May 2012	May 2012	May 2016	0.6070%	1-Month LIBOR	52,460	(214)
Hedge the effects of changes in 1-Month LIBOR(2)	September 2012	September 2012	August 2017	0.5188%	1-Month LIBOR	234,864	(245)

Total designated as hedges						459,994	(1,363)

Total						$459,994	$(1,363)

(1)	The effective date of the swap is the date from which monthly settlements begin to be computed.
(2)	Projected net settlements for the next twelve months total approximately $748 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $798 and $1,363 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and nine months ended September 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and nine months ended September 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.

The following table summarizes the use of derivatives during the nine months ended September 30, 2012:

Interest Rate Swaps
Notional balance at December 31, 2011	$—
Additions	534,946
Maturities	—
Terminations	—
Amortization	74,952

Notional balance at September 30, 2012	$459,994

INTEREST INCOME - NOTES RECEIVABLE - RIGHTS TO MSRs	9 Months Ended
Sep. 30, 2012
INTEREST INCOME - NOTES RECEIVABLE - RIGHTS TO MSRs
9.	INTEREST INCOME — NOTES RECEIVABLE — RIGHTS TO MSRs

Our primary source of revenue is the fees we are entitled to receive in connection with the servicing of mortgage loans. We account for these fees within interest income.

The following table shows how we calculated Interest income -notes receivable — Rights to MSRs for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Servicing fees collected	$27,689	$—	$57,190	$—
Subservicing fee payable to Ocwen	10,633	—	23,093	—

Net servicing fees retained by HLSS	17,056	—	34,097	—
Reduction in notes receivable — Rights to MSRs	3,039	—	6,555	—

	$14,017	$—	$27,542	$—

INTEREST EXPENSE	9 Months Ended
Sep. 30, 2012
INTEREST EXPENSE
10.	INTEREST EXPENSE

The following table presents the components of interest expense for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Match funded liabilities	$4,090	$—	$7,793	$—
Amortization of debt issuance costs	1,901	—	4,172	—
Interest rate swaps	261	—	542	—

	$6,252	$—	$12,507	$—

INCOME TAXES	9 Months Ended
Sep. 30, 2012
INCOME TAXES
11.	INCOME TAXES

Income taxes have been provided for based upon the tax laws and rates in countries in which we conduct operations and earn related income. The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation.

For the three and nine month periods ended September 30, 2012, our effective income tax rate was 1% (0%, for the three and nine month periods ended September 30, 2011). Our effective tax rate differs from the Federal and state combined rate of 38% primarily because only the earnings of our wholly owned subsidiary, HLSS Management, LLC, are subject to U.S. Federal and state income taxes.

BUSINESS SEGMENT REPORTING	9 Months Ended
Sep. 30, 2012
BUSINESS SEGMENT REPORTING
12.	BUSINESS SEGMENT REPORTING

Our business strategy focuses on acquiring mortgage servicing assets consisting of mortgage servicing rights, rights to fees and other income from servicing mortgage loans, and associated servicing advances. As of September 30, 2012, we operate a single reportable business segment that owns Rights to MSRs.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

We entered into various agreements with Ocwen and Altisource in connection with the Initial Acquisition. William C. Erbey, our founder and the Chairman of our Board of Directors, is also the Chairman of the Board of Directors and largest shareholder of Ocwen and the Chairman of the Board of Directors and largest shareholder of Altisource.

Purchase Agreement

The Purchase Agreement, in conjunction with the initial sale supplement dated February 10, 2012, the Flow One sale supplement dated May 1, 2012, the Flow Two sale supplement dated August 1, 2012 and the first Follow on Offering purchase sale supplements dated September 13, 2012 and September 28, 2012 set forth the terms of our purchase of the assets from Ocwen as described in Notes 1 and 2. So long as the Required Third Party Consents have not been obtained with respect to the transfer of legal ownership of any Mortgage Servicing Right, Ocwen remains obligated to perform as servicer under the related pooling and servicing agreements, and we are required to pay Ocwen a monthly fee for the servicing activities it performs. We are also required to purchase any servicing advances that Ocwen is required to make pursuant to such pooling and servicing agreements.

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended September 30, 2012:

	Three Months	Nine Months
Servicing fees collected	$27,689	$57,190
Subservicing fee payable to Ocwen	10,633	23,093

Net servicing fees retained by HLSS	17,056	34,097
Reduction in notes receivable — Rights to MSRs	3,039	6,555

	$14,017	$27,542

Servicing advances purchased from Ocwen	$331,228	$639,966

At September 30, 2012, Ocwen owed us $1,909 for servicing fees collected but not remitted to us, and we owed Ocwen $4,055 for the subservicing fee earned by Ocwen in September 2012. In addition, at September 30, 2012, we owed Ocwen $17,196 for servicing advances that we purchased.

Ocwen Professional Services Agreement

This agreement requires HLSS to provide certain services to Ocwen and for Ocwen to provide certain services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided by us under this agreement include valuation analysis of mortgage servicing rights, treasury management and other similar services. Services provided by Ocwen under this agreement include legal, licensing and regulatory compliance support services, risk management services and other similar services. The services provided by the parties under this agreement are on an as-needed basis, and the fees represent actual costs incurred plus an additional markup of 15%.

At September 30, 2012, Ocwen owed us $669 and we owed Ocwen $10 for professional services provided pursuant to the Ocwen Professional Services Agreement. During the three and nine months ended September 30, 2012, we earned fees of $669 and $1,664, respectively, for services provided to Ocwen pursuant to the Professional Services Agreement. Additionally, during the three and nine months ended September 30, 2012, we incurred fees of $30 and $70, respectively, for services received from Ocwen pursuant to the Ocwen Professional Services Agreement.

Altisource Administrative Services Agreement

This agreement requires Altisource to provide certain administrative services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided to us under this agreement include human resources administration (benefit plan design, recruiting, hiring and training and compliance support), legal and regulatory compliance support services, general business consulting, corporate services (facilities management, security and travel services), finance and accounting support services (financial analysis, financial reporting and tax services), risk management services, vendor management and other related services. The services Altisource provides to us under this agreement are on an as-needed basis, and the fees we pay Altisource are based on the actual costs incurred by them plus an additional markup of 15%. During the three and nine months ended September 30, 2012, we paid Altisource $177 and $408, respectively, for services provided to us pursuant to the Altisource Administrative Services Agreement.

Subleases

During the three and nine months ended September 30, 2012, we paid Altisource $21 and $48, respectively, for the rental of office space under two sublease agreements.

Receivables from and Payables to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	September 30, 2012	December 31, 2011
Servicing fees collected(1)	$1,909	$—
Professional services(2)	669	—
Other	654	—

Receivables from Ocwen	$3,232	$—

Subservicing fees payable(3)	$4,055	$—
Professional services(2)	10	—
Advance purchases(4)	17,196	—
Other(5)	4,988	1,478

Payables to Ocwen	$26,249	$1,478

Payables to Altisource	$65	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through September 2012.
(3)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(4)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.
(5)	At September 30, 2012 we owed Ocwen for certain purchase price adjustments pertaining to the September 28, 2012 Follow On Offering purchase ($4,260). At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

5.	RELATED PARTY TRANSACTIONS

William C. Erbey is the founder and Chairman of the Board of Directors of the Company. Mr. Erbey is also the Chairman of the Board of Directors of Ocwen Financial Corporation (“Ocwen”) and Altisource Portfolio Solutions, S.A. (“Altisource”). During the year ended December 31, 2011, Ocwen and Altisource paid fees of $1,478,590 and $8,500, respectively, on the Company’s behalf for organization costs and costs associated with the planned initial public offering. Ocwen and Altisource may make more payments on the Company’s behalf until the initial public offering is completed at which time the Company expects to reimburse both Ocwen and Altisource. As of December 31, 2011, the Company owed $1,478,590 and $8,500 to Ocwen and Altisource, respectively, as reflected in the line “Due to affiliates” on the Company’s Consolidated Balance Sheet.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

We may be party to various claims, legal actions, and complaints arising in the ordinary course of business. We monitor our legal matters, including advice from external legal counsel, and periodically perform assessments of these matters for potential loss accrual and disclosure. There are currently no probable matters outstanding that, in the opinion of management, will have a material effect on our Interim Condensed Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows. There are also currently no reasonably possible matters outstanding that, in the opinion of management, will have a material effect on our Interim Condensed Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows.

4.	COMMITMENTS AND CONTINGENCIES

The Company may be party to various claims, legal actions, and complaints arising in the ordinary course of business. There are currently no probable matters outstanding that, in the opinion of management, will have a material effect on the consolidated financial statements of the Company. There are also currently no reasonably possible matters outstanding that, in the opinion of management, will have a material effect on the consolidated financial statements of the Company.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On October 10, 2012, we paid cash dividends of $3,058 or $0.10 per ordinary shares. On October 1, 2012, we declared the following dividends:

Record Date	Payment Date	Amount per Ordinary Share
October 31, 2012	November 12, 2012	$0.11
November 30, 2012	December 10, 2012	$0.11
December 31, 2012	January 10, 2013	$0.11

On October 17, 2012, we completed the issuance of $250,000 of one-year and $450,000 of three-year term notes secured by servicing advance receivables at a weighted average interest spread over LIBOR of 1.55%. The proceeds were used to repay $600,000 in Class A through D term notes and to reduce borrowings on our Class A through D variable funding notes with a weighted average interest spread of 2.93%. Below is a schedule of the term notes by class:

Borrowing Type	Amount	Maturity	Amortization Date	Interest Rate (Yield)
Class A-1 Term Note	$215,067	October 2043	October 2013	135 bps
Class B-1 Term Note	17,807	October 2043	October 2013	175 bps
Class C-1 Term Note	8,903	October 2043	October 2013	325 bps
Class D-1 Term Note	8,223	October 2043	October 2013	400 bps
Class A-2 Term Note	387,121	October 2045	October 2015	200 bps
Class B-2 Term Note	32,053	October 2045	October 2015	250 bps
Class C-2 Term Note	16,026	October 2045	October 2015	400 bps
Class D-2 Term Note	14,800	October 2045	October 2015	500 bps

ORGANIZATION	13 Months Ended
Dec. 31, 2011
ORGANIZATION
1.	ORGANIZATION

Home Loan Servicing Solutions, Ltd. (a development stage enterprise) was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances.

As of December 31, 2011, Home Loan Servicing Solutions, Ltd. has neither purchased nor contracted to purchase any mortgage servicing assets, including mortgage servicing rights and related servicing advances.

EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY
3.	EQUITY

As of December 31, 2011 and 2010, all 20,000 shares have been issued to William C. Erbey.

All of the ordinary shares have a par value of $0.01 per share and entitle the holder to one vote per share on all matters upon which stockholders are entitled to vote, to receive dividends and other distributions as authorized by the board of directors. The ordinary shares have no preferences or preemptive, conversion or exchange rights. On January 27, 2012, the authorized share capital of the Company was increased from 5,000,000 ordinary shares to 200,000,000 ordinary shares.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization

Organization

Home Loan Servicing Solutions, Ltd. was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances. Home Loan Servicing Solutions, Ltd. conducts these operations through its wholly owned subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC. Unless otherwise stated, all references to “HLSS,” “us,” “our,” “we,” the “Company” and similar designations refer to Home Loan Servicing Solutions, Ltd. and its consolidated subsidiaries. HLSS is headquartered in the Cayman Islands and has offices in Atlanta, Georgia and West Palm Beach, Florida.

Our business strategy focuses on acquiring mortgage servicing assets. We do not originate or purchase mortgage loans, and as a result, we are not subject to the risk of loss related to the origination or ownership of mortgage loans. Because we have not received the necessary approvals and consents (the “Required Third Party Consents”) to become the named servicer of the mortgage servicing rights, we instead acquired from Ocwen Loan Servicing, LLC, a wholly-owned subsidiary of Ocwen Financial Corporation (collectively “Ocwen”), the rights to receive the servicing fees which we refer to as “Rights to MSRs”. Accordingly, Ocwen will continue to service the mortgage loans and will receive compensation from us for its servicing activities. Upon receipt of the Required Third Party Consents, Ocwen will transfer legal ownership of the mortgage servicing rights to us without any additional payment. We intend to pursue the Required Third Party Consents for our initial portfolio and for future acquisitions. Whether we acquire mortgage servicing rights or Rights to MSRs, we also acquire servicing advances and other associated assets. We do not believe that whether we directly own mortgage servicing rights or the related Rights to MSRs materially affects our business strategy or economic performance.

On March 5, 2012, we completed an initial public offering (“IPO”) and a concurrent private placement of our ordinary shares from which we raised cash of $184,300 (the “Offerings”). Immediately thereafter, on March 5, 2012, we used $149,798 to acquire certain assets, net of assumed liabilities, from Ocwen (the “Initial Acquisition”). The acquired assets related to mortgage servicing rights with respect to 116 pooling and servicing agreements with unpaid principal balance (“UPB”) of approximately $15.2 billion as of March 5, 2012 (the “Initial Mortgage Servicing Rights”). After closing, the purchase price paid was adjusted to $138,792 as further described in Note 2.

On September 12, 2012, we completed a follow on offering of our ordinary shares from which we raised cash of $236,034. Immediately thereafter, on September 13, 2012 and September 28, 2012; we used the proceeds to acquire certain assets from Ocwen in two separate transactions. The acquired assets related to “Acquired Mortgage Servicing Rights” with respect to 182 and 191 pooling and servicing agreements with UPB of approximately $21.1 and $6.7 billion as of September 12, 2012 and September 28, 2012; respectively. The Initial Mortgage Servicing Rights and Acquired Mortgage Servicing Rights can be collectively thought of as “Mortgage Servicing Rights” and are referred to as such throughout the remainder of this filing. Refer to Note 2 for further discussion.

Prior to our IPO, the Company was a development stage enterprise. Because we commenced operations on March 5, 2012, the condensed consolidated statement of cash flows for the nine months ended September 30, 2012 do not include nine full months of operating activities. Accordingly, our cash flows for the nine months ended September 30, 2012 are not necessarily indicative of the results to expect for a full nine month period or for the entire year ending December 31, 2012.

Basis of Presentation

Basis of Presentation

We prepared the accompanying unaudited Interim Consolidated Financial Statements in conformity with the instructions of the Securities and Exchange Commission (“SEC”) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In our opinion, the accompanying unaudited financial statements contain all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation. The results of operations and other data for the three and nine months ended September 30, 2012 are not necessarily indicative of the results to expect for any other interim period or for the entire year ending December 31, 2012. A user of the unaudited Condensed Interim Consolidated Financial Statements presented herein should read them in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our final prospectus dated September 6, 2012. We derived December 31, 2011 condensed balance sheet data from audited financial statements, but within this filing do not include all disclosures required by GAAP. The preparation of financial statements in conformity with GAAP requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates. Material estimates that are particularly significant relate to our fair value measurements of Notes receivable — Rights to MSRs.

Principles of Consolidation

Principles of Consolidation

Our financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned subsidiaries, as well as a variable interest entity (“VIE”) of which we are the primary beneficiary. We eliminate intercompany accounts and transactions in consolidation.

Variable Interest Entities

We evaluate each special purpose entity (“SPE”) for classification as a VIE. When an SPE meets the definition of a VIE and we determine that HLSS is the primary beneficiary, we include the SPE in our Interim Condensed Consolidated Financial Statements.

Our servicing advances are in an SPE along with related Match funded liabilities. We determined that this SPE is a VIE of which we are the primary beneficiary. The accounts of this SPE are included in our Interim Condensed Consolidated Financial Statements.

Match funded advances on loans serviced for others result from our transfers of residential loan servicing advances to an SPE in exchange for cash. This SPE issues debt supported by collections on the transferred advances. We made these transfers under the terms of our advance facility agreements. These transfers do not qualify for sales accounting because we retain control over the transferred assets. As a result, we account for these transfers as financings and classify the transferred advances on our Interim Condensed Consolidated Balance Sheet as Match funded advances and the related liabilities as Match funded liabilities. We use collections on the advances pledged to the SPE to repay principal and to pay interest and the expenses of the entity. Holders of the debt issued by this entity can look only to the assets of the entity itself for satisfaction of the debt and have no recourse against HLSS.

The following table summarizes the assets and liabilities of the SPE formed in connection with our current match funded advance facility, at the dates indicated:

	September 30, 2012	December 31, 2011
Match funded advances	$1,446,091	$—
Other assets(1)	39,291	—

Total assets	$1,485,382	$—

Match funded liabilities	$1,250,912	$—
Other liabilities	1,964	—

Total liabilities	$1,252,876	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

Cash

Cash

Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days and less. There were no restrictions on the use of the cash balance as of September 30, 2012 and December 31, 2011.

Cash and Cash Equivalents — Cash and cash equivalents include both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days or less. There were no restrictions on the use of the cash and cash equivalents balance of as of December 31, 2011 and 2010.

Servicing Activities and Advances

Servicing Activities and Advances

Residential mortgage loan servicers manage the billing, collections and loss mitigation activities associated with mortgage loans that are originated by banks or other lenders. Servicers send borrowers monthly account statements, collect monthly mortgage payments, remit such payments to the owner of the mortgage loan, answer customer service inquiries and maintain custodial accounts to hold borrower payments of principal and interest and amounts received from borrowers to pay real estate taxes and insurance with respect to the properties securing the mortgage loans and pay such real estate taxes and insurance premiums from the custodial accounts. A servicer will also remit collections on the mortgage loans from the custodial accounts to the trustee of the applicable securitization trust to make payments on the related mortgage-backed securities, and prepare and deliver monthly and annual reports to the trustee. A servicer may also be required to advance its own funds to cover shortfalls in collections of principal and interest from borrowers, to pay property and casualty insurance premiums and real estate taxes on a property and to cover the costs associated with protecting or foreclosing on a property. If borrowers become delinquent on loans, the servicer generally may conduct loss mitigation activities to reduce loan delinquencies and losses by working with borrowers to collect payments and modify loans or enforce the lenders’ remedies, which may include initiating foreclosure procedures and selling the properties.

Servicing Advances

Servicing advances generally fall into one of three categories:

•

“Principal and Interest Advances” are cash payments made by the servicer to the owner of the mortgage loan to cover scheduled payments of principal and interest on a mortgage loan that have not been paid on a timely basis by the borrower.

•

“Taxes and Insurance Advances” are cash payments made by the servicer to third parties on behalf of the borrower for real estate taxes and insurance premiums on the property that have not been paid on a timely basis by the borrower.

•

“Corporate Advances” are cash payments made by the servicer to third parties for the costs and expenses incurred in connection with the foreclosure, preservation and sale of the mortgaged property, including attorneys’ and other professional fees.

Servicing advances are usually reimbursed from amounts received with respect to the related mortgage loan, including payments from the borrower or amounts received from the liquidation of the property securing the loan, which is referred to as “loan level recovery.” Servicers generally have the right to cease making servicing advances on a loan if they determine that advances are not recoverable at the loan level. With respect to the Rights to MSRs that we own, Ocwen makes this determination in accordance with its stop advance policy. In the event that loan level recovery is not sufficient to reimburse the servicer in full for servicing advances made with respect to a mortgage loan, our pooling and servicing agreements provide that the servicer is entitled to be reimbursed from collections received with respect to other loans in the same securitized mortgage pool, which is referred to as “pool level recovery.” We do not receive interest on servicing advances.

We are obligated to purchase the servicing advances made by Ocwen during the period of time prior to the transfer of legal ownership of the Mortgage Servicing Rights to us, and when a Mortgage Servicing Right is transferred to us, we will become directly obligated to the related trustee to make any servicing advances required pursuant to the related pooling and servicing agreements. Servicing advances serve as collateral under the terms of the Advance Facility.

We record a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration the projected collections under the applicable loan or pool relative to the advances outstanding and the projected future advances. However, the servicer is generally only obligated to advance funds to the extent that it believes the advances are recoverable from expected proceeds from the loan. We assess collectability using proprietary cash flow projection models which incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.

Notes Receivable - Rights to MSRs and Interest Income

Notes Receivable — Rights to MSRs and Interest Income

We structured the purchase of the Rights to MSRs to convey to HLSS all the rights and rewards of ownership of MSRs absent the necessary approvals and allow us to become the named servicer under the applicable pooling and servicing agreements; however, until we receive the Required Third Party Consents, Ocwen will remain the named servicer of the related mortgage servicing rights. Accounting Standards Codification (“ASC”) 860, Transfers and Servicing, specifically prohibits accounting for a transfer of servicing rights as a sale if legal title to such servicing rights has not passed to the purchaser. As a result, prior to receiving the Required Third Party Consents related to the Mortgage Servicing Rights, we are required to account for the purchase of the Rights to MSRs as a financing. We initially recorded the Notes receivable — Rights to MSRs at the purchase price of the Rights to MSRs. We amortize the Notes receivable — Rights to MSRs using the prospective interest method of accounting. At each reporting date, we calculate the present value of the net cash flows related to the then outstanding UPB of the underlying Mortgage Servicing Rights and adjust the carrying value of the Notes receivable — Rights to MSRs to this amount. The change in the carrying value of the Notes receivable — Rights to MSRs reduces the net servicing fees received by us with respect to the Mortgage Servicing Rights and the servicing fees paid to Ocwen with respect to the Mortgage Servicing Rights. We record the resulting amount as Interest income. Interest income is our primary source of income prior to receiving the Required Third Party Consents. See Note 9 for more information about how we calculate Interest income-notes receivable — Rights to MSRs.

Other than transfer of legal title, we believe we meet all the other sales treatment criteria under ASC 860 for the transfer of the Mortgage Servicing Rights. If we obtain the Required Third Party Consents and become the legal owner of any Mortgage Servicing Right:

•	we will be contractually obligated to service the mortgage loans underlying such Mortgage Servicing Right in accordance with the related pooling and servicing agreement;

•

Ocwen will be contractually obligated to us pursuant to the subservicing agreement between HLSS and Ocwen to perform substantially all of the servicing functions it currently performs on our behalf relating to such Mortgage Servicing Right, other than maintaining custodial accounts, remitting amounts from the custodial accounts and funding servicing advances pursuant to the terms of the related pooling and servicing agreement, which are functions for which we will be responsible and

•

we will account for the remaining balance of the Notes receivable — Rights to MSRs related to such Mortgage Servicing Right as mortgage servicing rights to the extent we have received the Required Third Party Consents to transfer legal ownership of such mortgage servicing rights to us and will begin recording Servicing Fee Revenue related to the mortgage servicing right rather than Interest income-notes receivable — Rights to MSRs.

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Since we are not the named servicer for the mortgage loans underlying the Rights to MSRs, Ocwen will continue to be the named servicer for these loans and will receive the servicing fee associated with the Mortgage Servicing Rights; however, Ocwen pays these servicing fees to us under the terms of the Purchase Agreement and related sale supplements described in Note 2. We pay Ocwen a monthly base fee equal to 12% of the servicing fees collected each month. The monthly base fee payable to Ocwen varies from month to month based on the level of collections of principal and interest for the mortgage loans serviced. In addition to the monthly base fee, Ocwen retains any ancillary income (excluding investment income earned on any custodial accounts) payable to the servicer pursuant to the related pooling and servicing agreements. Ocwen also receives a performance based incentive fee to the extent the Servicing Fee Revenue that it collects for any given month exceeds the sum of the monthly base fee and the retained fee.

The amount, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, used to calculate the retained fee is a contractually agreed upon amount. If we do not receive an amount equal to the retained fee in any given month, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, this creates a shortfall in our targeted gross servicing margin percentage. Should this occur, Ocwen will not earn a performance based incentive fee for any month that there is such a shortfall, or in any subsequent month, until we have recovered such shortfall from amounts that would otherwise be available to pay future performance based incentive fees to Ocwen.

The performance based incentive fee payable in any month will be reduced by an amount equal to 6.5% per annum of the amount of any such excess servicing advances if the advance ratio exceeds a predetermined level for that month.

Derivative Financial Instruments

Derivative Financial Instruments

We are party to interest rate swap agreements that we recognize on our Interim Condensed Consolidated Balance Sheet at fair value within other liabilities. On the date we entered into the interest rate swap agreements, we designated and documented them as hedges of the variable cash flows payable for floating rate interest expense on our borrowings (cash flow hedge). To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the hedged exposure. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the derivatives’ effectiveness and expected effectiveness in offsetting the changes in the fair value or the cash flows of the hedged items. To assess effectiveness, we use statistical methods, such as regression analysis, as well as nonstatistical methods including dollar-offset analysis. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item.

If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income(loss) into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.

See Note 8 for additional information regarding our interest rate swap agreements.

Match Funded Liabilities

Match Funded Liabilities

The Advance Facility currently finances all of the outstanding advances associated with our Notes Receivable — Rights to MSRs. Match funded liabilities are a form of non-recourse debt that are collateralized by the servicing advances. Our match funded liability balance is driven primarily by the level of servicing advances and the advance borrowing rate, which is defined as the collateral value of servicing advances divided by total servicing advances. The advance borrowing rates, which are different for each type of six advance types, were set at levels that enabled each class of notes issued pursuant to the advance financing facility to meet ratings criteria as determined by Standard & Poor’s. In addition, we are able to pledge deferred servicing fees as collateral for our Match funded liabilities.

Under the terms of the related indenture, the SPE created in connection with the Advance Facility are subject to various qualitative and quantitative covenants. We believe that we are currently in compliance with these covenants.

•	Restrictions on future investments and indebtedness;

•	Restrictions on sale or assignment of Match funded advances and

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying the indenture.

See Note 6 for additional information regarding our match funded liabilities.

Interest Income - Other

Interest Income — Other

Interest income — Other includes interest earned on mortgage loan payments and payoff collections not yet remitted either to the securitization trust that owns the mortgage loan or to pay real estate taxes and insurance premiums with respect to the related mortgaged properties. Mortgage loan payments are usually due from the borrower between the first and fifteenth days of the month. Remittance to the securitization trust typically occurs between the eighteenth and twenty-fourth days of each month. Until remitted to the securitization trust, these payments reside in interest bearing custodial accounts controlled by the servicer and we invest these amounts in accordance with the pooling and servicing agreements and our investment policy. Pursuant to the Purchase Agreement, we are entitled to receive from Ocwen any custodial account earnings related to the Rights to MSRs even though we will not have custody of those accounts until legal ownership of the related Mortgage Servicing Rights is transferred to us.

Other Revenue

Other Revenue

Other revenue consists of amounts due to us from Ocwen under the terms of the Ocwen Professional Services Agreement. Under the Ocwen Professional Services Agreement, we receive revenue for providing certain services to Ocwen, which include valuation analysis of mortgage servicing rights, treasury management and other similar services. See Note 13 for more information regarding our related party transactions.

Operating Expenses

Operating Expenses

Our operating expenses consist largely of compensation and benefits for our employees and fees payable to members of our Board of Directors. In addition, we incur expenses for facilities, technology, communication and other expenses typical of public companies, including audit, legal and other professional fees. Altisource Portfolio Solutions, S.A. (“Altisource”) provides some of these administrative services pursuant to the Altisource Administrative Services Agreement. General and administrative expenses also include expenses related to the services we provide to Ocwen, and the services provided by Ocwen to us, under the Ocwen Professional Services Agreement. See Note 13 for more information regarding our related party transactions.

Organization Costs

Organization Costs

Until the closing of the Offerings we were a development stage enterprise, and we classified our expenses as “Organization costs.” These organization costs include legal and accounting fees, registration fees and other costs incurred during the development stage to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries. We expensed these costs as incurred. Organization costs were approximately $123 and $82 for the nine months ended September 30, 2012 and 2011, respectively, and are included in General and administrative expenses. We did not incur additional organization costs after the Offerings, so there were no incremental organization costs in the three months ended September 30, 2012 ($38 for the comparable 2011 period).

Interest Expense

Interest Expense

We primarily finance servicing advances with match funded liabilities that accrue interest. Interest expense also includes amortization of deferred financing costs, non-use fees and any hedge related costs.

Interest expense is sensitive to the Match funded advance balance which is driven primarily by the delinquency rates and amount of UPB serviced. The speed at which delinquent loans are resolved affects our interest expense. For example, slower resolution of delinquencies will result in higher servicing advance balances and higher interest expense. In order to mitigate the interest expense impact of higher servicing advance balances, we reduce the performance based servicing fee payable to Ocwen in any month in which the advance ratio exceeds a predetermined level for that month. Additionally, we executed a hedging strategy designed to largely neutralize the impact of changes in interest rates over time. Our objective is to utilize hedges in an amount equal to our net exposure to interest rate increases on our Match funded liabilities, which bear interest at floating interest rates, after taking into account our expected interest earning account balances, which partially offset the impact of rising interest rates. If interest rates decline, the value of our hedges would decline. Should our hedging strategy prove ineffective or if we are not able to hedge all of our interest rate risk, rising interest rates would lead to higher interest expense.

Income Taxes

Income Taxes

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation; however, our U.S.-based subsidiary, HLSS Management, LLC, is subject to U.S. taxation.

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. As of September 30, 2012, we had no deferred tax assets or liabilities.

Income Taxes — The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation. Our U.S.-based subsidiary, HLSS Management, LLC is subject to U.S. taxation, however there was no income related to the U.S.-based subsidiary since the inception of the Company and its subsidiaries.

Basic and Diluted Earnings per Share

Basic and Diluted Earnings per Share

We calculate basic earnings per share by dividing net income or loss by the weighted average ordinary shares outstanding for the period. For the three and nine months ended September 30, 2012 and 2011, there were no ordinary share equivalents or other securities that could potentially dilute basic earnings per share.

Earnings (Loss) Per Share (“EPS”) — Basic EPS is calculated by dividing net income or loss by the weighted-average ordinary shares outstanding. As of December 31, 2011 and 2010, there were no common stock equivalents or other securities that could potentially dilute basic EPS.

Dividends

Dividends

When our Board of Directors declares cash dividends, we record a payable and charge retained earnings for the total amount of the dividends declared. If we lack sufficient retained earnings to pay the full amount of dividends declared we charge the excess amount to additional paid-in capital.

ASC 820, Fair Value Measurement

Accounting Standards Update (“ASU”) 2011-04 (ASC 820, Fair Value Measurement): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.     The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and prescribe certain additional disclosures about fair value measurements, including: for fair value measurements within Level 3 of the fair value hierarchy, disclosing the valuation process used and the sensitivity of fair value measurement to changes in unobservable inputs; and for items not carried at fair value but for which fair value must be disclosed, categorization by level of the fair value hierarchy. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements. See Note 3 for our fair value disclosures.

ASC 220, Comprehensive Income

ASU 2011-05 (ASC 220, Comprehensive Income): Presentation of Comprehensive Income.     Previously U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminates that option. This ASU also requires consecutive presentation of the statement of net income and other comprehensive income and requires that an entity present reclassification adjustments from other comprehensive income to net income by component on the face of both the statement in which net income is presented and the statement in which other comprehensive income is presented. Issued on December 23, 2011, ASU 2011-12 defers indefinitely the provision regarding the presentation of reclassification adjustments. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements.

Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation — The accompanying consolidated financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned U.S. subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC (collectively herein referred to as the “Company”). All intercompany balances and transactions are eliminated upon consolidation.

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Prepaid Expenses and Other Assets

Prepaid Expenses and Other Assets — Prepaid expenses and other assets include legal and other professional fees of $2,777,057 incurred directly related to a planned future equity offering. These costs are expected to be paid from the proceeds of the initial public offering and will be charged to equity upon funding of the transaction.

Organization Costs

Organization Costs — Organization costs include legal fees, registration fees and other costs incurred to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries and are expensed as incurred.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Summarizes Assets and Liabilities

The following table summarizes the assets and liabilities of the SPE formed in connection with our current match funded advance facility, at the dates indicated:

	September 30, 2012	December 31, 2011
Match funded advances	$1,446,091	$—
Other assets(1)	39,291	—

Total assets	$1,485,382	$—

Match funded liabilities	$1,250,912	$—
Other liabilities	1,964	—

Total liabilities	$1,252,876	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

ASSETS ACQUIRED AND LIABILITIES ASSUMED (Tables)	9 Months Ended
Sep. 30, 2012
Purchase Price of Fair Value of Assets and Liabilities

We recorded the assets acquired and liabilities assumed which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$8,077
Match funded advances	68,174

$76,251

Sources of funding:
Cash on-hand	$18,602
Matched funded liabilities	56,123
Amount paid to Ocwen for post-closing adjustments	1,526

$76,251

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$85,523
Match funded advances	702,716
Due from Ocwen for post-close adjustments	4,729

$792,968

Sources of funding:
Cash on-hand	$202,549
Matched funded liabilities	590,419

$792,968

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$16,994
Match funded advances	225,390

$242,384

Sources of funding:
Cash on-hand	$30,644
Matched funded liabilities	207,480
Amount due to Ocwen for post-closing adjustments	4,260

$242,384

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Estimation of Fair Value Financial Instrument

The carrying amounts and the estimated fair values of our financial instruments are as follows at the dates indicated:

	September 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$33,750	$33,750	$283	$283
Notes receivable — Rights to MSRs	177,730	177,730	—	—
Other assets	31,160	31,160	—	—

Total financial assets	242,640	242,640	283	283

Financial liabilities:
Derivative financial instruments	1,363	1,363	—	—

Total financial liabilities	1,363	1,363	—	—

Fair Value of Assets and Liabilities on Recurring Basis

The following table presents assets and liabilities measured at fair value categorized by input level within the fair value hierarchy:

	Fair value	Level 1	Level 2	Level 3
At September 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$33,750	$33,750	$—	$—
Notes receivable — Rights to MSRs	177,730	—	—	177,730
Other assets	31,160	31,160	—	—

Total assets	$242,640	$64,910	$—	$177,730

Liabilities:
Derivative financial instruments	1,363	—		1,363

Total liabilities	$1,363	$—	$—	$1,363

	Fair value	Level 1	Level 2	Level 3
At December 31, 2011:
Measured at fair value on a recurring basis:
Assets:
Cash	$283	$283	$—	$—

Total assets	$283	$283	$—	$—

Total liabilities	$—	$—	$—	$—

Reconciliation of Changes in Fair Value

We held no Level 3 assets or liabilities prior to the Initial Acquisition, on March 5, 2012. The following tables present reconciliations of the changes in fair value of our Level 3 assets, which we measure at fair value on a recurring basis:

For the three months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$70,175	$(565)
Purchases and reductions:
Purchases	110,594	—
Reductions	3,039	—

	177,730	(565)

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(798)

	—	(798)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)

For the nine months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$—	$—
Purchases and reductions:
Purchases	184,285	—
Reductions	6,555	—

	177,730	—

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(1,363)

	—	(1,363)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)

MATCH FUNDED ADVANCES (Tables)	9 Months Ended
Sep. 30, 2012
Match Funded Advances on Residential Loans

Match funded advances on residential loans we service for others, as more fully described in Note 1 —Principles of Consolidation — Variable Interest Entities, are comprised of the following at the dates indicated:

	September 30, 2012	December 31, 2011
Principal and interest	$563,960	$—
Escrow advances	642,347	—
Corporate advances	239,784	—

	$1,446,091	$—

OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Other Assets

Other assets consisted of the following at the dates indicated:

	September 30, 2012	December 31, 2011
Debt service accounts(1)	$28,530	$—
Receivables from related parties(2)	3,232	—
Prepaid expenses and debt issuance costs, net(3)	10,942	—
Interest-earning collateral deposits(4)	2,630	—
Other(5)	—	2,860

	$45,334	$2,860

(1)	Under our advance funding facility, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. We do not use the collected funds to reduce the related match funded debt until the payment dates specified in the indenture. The balance also includes amounts that we set aside to provide for possible shortfalls in the funds available to pay certain expenses and interest.
(2)	See Note 13 for more information regarding our related party transactions.
(3)	Costs at September 30, 2012 relate to match funded liabilities. We amortize these costs to the earlier of the scheduled amortization date, contractual maturity date or prepayment date of the debt.
(4)	Represents cash collateral held by the counterparty to our interest rate swap agreement as of September 30, 2012.
(5)	At December 31, 2011, Other primarily included $2,777 of deferred offering costs. When we completed the IPO in March 2012, and the subsequent over-allotment exercise, we charged these costs (along with additional deferred offering costs of $1,154 incurred in 2012) to additional paid-in capital reducing the gross proceeds from the IPO to an amount net of offering costs.

MATCH FUNDED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Match Funded Liabilities

Match funded liabilities, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at:

Borrowing Type	Interest Rate(1)	Maturity(2)	Amortization Date(2)	Unused Borrowing Capacity(3)	Balance Outstanding
					September 30, 2012	December 31, 2011
Class A Term Note	1-Month LIBOR + 225 bps	Aug. 2043	Aug. 2013	$—	$496,494	$—
Class B Term Note	1-Month LIBOR + 525 bps	Aug. 2043	Aug. 2013	—	52,176	—
Class C Term Note	1-Month LIBOR + 625 bps	Aug. 2043	Aug. 2013	—	26,457	—
Class D Term Note	1-Month LIBOR + 725 bps	Aug. 2043	Aug. 2013	—	24,873	—
Class A Variable Funding Note	1-Month LIBOR + 250 bps	Aug. 2043	Aug. 2013	23,074	295,882	—
Class B Variable Funding Note	1-Month LIBOR + 550 bps	Aug. 2043	Aug. 2013	9,702	30,969	—
Class C Variable Funding Note	1-Month LIBOR + 650 bps	Aug. 2043	Aug. 2013	5,107	15,730	—
Class D Variable Funding Note	1-Month LIBOR + 750 bps	Aug. 2043	Aug. 2013	4,705	14,831	—
Class A Term Money Market Fund Note	65 bps	Sep. 2013	Sep. 2012	—	244,615	—
Class B Term Money Market Fund Note	275 bps	Sep. 2044	Sep. 2014	—	28,500	—
Class A Draw Money Market Fund Note	1-Month LIBOR + 200 bps	Sep. 2044	Sep. 2014	—	20,385	—

				$42,588	$1,250,912	$—

(1)	The weighted average interest rate at September 30, 2012 was 2.90%. We pay interest monthly.
(2)	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
(3)	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of September 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Interest Rate Swaps

The following table provides information about our interest rate swaps at September 30, 2012:

Purpose	Date Opened	Effective Date(1)	Maturity	We Pay	We Receive	Notional Amount	Fair Value
Designated as hedges:
Hedge the effects of changes in 1-Month LIBOR(2)	March 2012	March 2012	March 2016	0.6325%	1-Month LIBOR	$172,670	$(904)
Hedge the effects of changes in 1-Month LIBOR(2)	May 2012	May 2012	May 2016	0.6070%	1-Month LIBOR	52,460	(214)
Hedge the effects of changes in 1-Month LIBOR(2)	September 2012	September 2012	August 2017	0.5188%	1-Month LIBOR	234,864	(245)

Total designated as hedges						459,994	(1,363)

Total						$459,994	$(1,363)

(1)	The effective date of the swap is the date from which monthly settlements begin to be computed.
(2)	Projected net settlements for the next twelve months total approximately $748 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $798 and $1,363 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and nine months ended September 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and nine months ended September 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.

Summarization of Use of Derivative

The following table summarizes the use of derivatives during the nine months ended September 30, 2012:

Interest Rate Swaps
Notional balance at December 31, 2011	$—
Additions	534,946
Maturities	—
Terminations	—
Amortization	74,952

Notional balance at September 30, 2012	$459,994

INTEREST INCOME - NOTES RECEIVABLE - RIGHTS TO MSRs (Tables)	9 Months Ended
Sep. 30, 2012
Calculation of Interest Income on Notes Receivable

The following table shows how we calculated Interest income -notes receivable — Rights to MSRs for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Servicing fees collected	$27,689	$—	$57,190	$—
Subservicing fee payable to Ocwen	10,633	—	23,093	—

Net servicing fees retained by HLSS	17,056	—	34,097	—
Reduction in notes receivable — Rights to MSRs	3,039	—	6,555	—

	$14,017	$—	$27,542	$—

INTEREST EXPENSE (Tables)	9 Months Ended
Sep. 30, 2012
Components of Interest Expense

The following table presents the components of interest expense for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Match funded liabilities	$4,090	$—	$7,793	$—
Amortization of debt issuance costs	1,901	—	4,172	—
Interest rate swaps	261	—	542	—

	$6,252	$—	$12,507	$—

RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Transactions with Ocwen Under Purchase Agreement

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended September 30, 2012:

	Three Months	Nine Months
Servicing fees collected	$27,689	$57,190
Subservicing fee payable to Ocwen	10,633	23,093

Net servicing fees retained by HLSS	17,056	34,097
Reduction in notes receivable — Rights to MSRs	3,039	6,555

	$14,017	$27,542

Servicing advances purchased from Ocwen	$331,228	$639,966

Receivable from and Payable to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	September 30, 2012	December 31, 2011
Servicing fees collected(1)	$1,909	$—
Professional services(2)	669	—
Other	654	—

Receivables from Ocwen	$3,232	$—

Subservicing fees payable(3)	$4,055	$—
Professional services(2)	10	—
Advance purchases(4)	17,196	—
Other(5)	4,988	1,478

Payables to Ocwen	$26,249	$1,478

Payables to Altisource	$65	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through September 2012.
(3)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(4)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.
(5)	At September 30, 2012 we owed Ocwen for certain purchase price adjustments pertaining to the September 28, 2012 Follow On Offering purchase ($4,260). At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Dividends Declared

On October 10, 2012, we paid cash dividends of $3,058 or $0.10 per ordinary shares. On October 1, 2012, we declared the following dividends:

Record Date	Payment Date	Amount per Ordinary Share
October 31, 2012	November 12, 2012	$0.11
November 30, 2012	December 10, 2012	$0.11
December 31, 2012	January 10, 2013	$0.11

Schedule of Term Notes by Class

of 2.93%. Below is a schedule of the term notes by class:

Borrowing Type	Amount	Maturity	Amortization Date	Interest Rate (Yield)
Class A-1 Term Note	$215,067	October 2043	October 2013	135 bps
Class B-1 Term Note	17,807	October 2043	October 2013	175 bps
Class C-1 Term Note	8,903	October 2043	October 2013	325 bps
Class D-1 Term Note	8,223	October 2043	October 2013	400 bps
Class A-2 Term Note	387,121	October 2045	October 2015	200 bps
Class B-2 Term Note	32,053	October 2045	October 2015	250 bps
Class C-2 Term Note	16,026	October 2045	October 2015	400 bps
Class D-2 Term Note	14,800	October 2045	October 2015	500 bps

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2012 Advance_LoansRates	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 28, 2012 Agreement	Sep. 13, 2012 Agreement	Sep. 12, 2012 Agreement	Aug. 01, 2012 Agreement	May 01, 2012 Agreement	Mar. 05, 2012 Agreement
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Cash raised from initial public offering	$ 236,034,000	$ 184,300,000	$ 300,000		$ 422,783,000			$ 300,000
Cash used to acquire certain assets	149,798,000				149,798,000				238,124,000	202,549,000	236,034,000		103,826,000	149,798,000
Number of pooling and servicing agreement									191	182	182	18	14	116
Unpaid principal balance on servicing agreements									6,700,000,000	21,100,000,000	21,100,000,000	2,100,000,000	2,900,000,000	15,200,000,000
Purchase price on initial mortgage servicing rights														138,792,000
Percentage of servicing fee					0.12
Percentage of advance ratio exceeds at predetermined level					6.50%
Number of advance loan rate types					6
Organization costs					123,000	82,000
Incremental organization costs				38,000
Deferred tax assets	0				0
Deferred tax liabilities	0				0
Legal and other professional fees paid							$ 2,777,057
Minimum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower					1 day
Remitted on mortgage loan payments to the securitization					18 days
Maximum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower					15 days
Remitted on mortgage loan payments to the securitization					24 days

Summarizes Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Match funded advances	$ 1,446,091
Other assets	39,291
Total assets	1,485,382
Match funded liabilities	1,250,912
Other liabilities	1,964
Total liabilities	$ 1,252,876

Summarizes Assets and Liabilities (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2012
Maturity period of deposits with financial institution	90 days and less

Assets Acquired And Liabilities Assumed - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 28, 2012 Agreement	Sep. 13, 2012 Agreement	Sep. 12, 2012 Agreement	Aug. 01, 2012 Agreement	May 01, 2012 Agreement	Mar. 05, 2012 Agreement
Business Acquisition [Line Items]
Number of pooling and servicing agreement		191	182	182	18	14	116
Unpaid principal balance on servicing agreements		$ 6,700,000,000	$ 21,100,000,000	$ 21,100,000,000	$ 2,100,000,000	$ 2,900,000,000	$ 15,200,000,000
Cash used to acquire certain assets	149,798,000	238,124,000	202,549,000	236,034,000		103,826,000	149,798,000
Conversion fee paid to Barclays Bank PLC	6,810,000
Purchase price on initial purchased assets	138,792,000
Post closing adjustment from decline in match funded advances	11,006,000
Date of additional sales supplement	May 1, 2012
Cash used in transaction		30,644,000	792,968,000			25,940,000
Amount borrowed under the servicing advance facility	(358,335,000)	207,480,000	590,419,000			77,886,000
Servicing advances associated with rights	413,374,000
Cost for acquiring entity	103,458,000
Adjustment in purchase price	368,000
Date of purchase agreement	Sep 28, 2012
Flow Two Purchase Pursuant
Business Acquisition [Line Items]
Cash used to acquire certain assets					74,725,000
Post closing adjustment from decline in match funded advances	(1,526,000)
Date of additional sales supplement	Aug 1, 2012
Cash used in transaction	18,602,000				18,602,000
Amount borrowed under the servicing advance facility	56,123,000				56,123,000
Servicing advances associated with rights	68,174,000
Cost for acquiring entity	76,251,000
Adjustment in purchase price	1,526,000
Date of purchase agreement	Aug 1, 2012
Rights to MSRs
Business Acquisition [Line Items]
Cash used in transaction	30,644,000
Amount borrowed under the servicing advance facility	207,480,000
Servicing advances associated with rights	225,390,000
Cost for acquiring entity	242,384,000
Adjustment in purchase price	4,260,000
Purchase Agreement
Business Acquisition [Line Items]
Date of additional sales supplement	Sep 28, 2012
Follow on Offering Purchase Pursuant
Business Acquisition [Line Items]
Date of additional sales supplement	Sep 13, 2012
Cash used in transaction	202,549,000
Amount borrowed under the servicing advance facility	590,419,000
Servicing advances associated with rights	702,716,000
Cost for acquiring entity	788,239,000
Adjustment in purchase price	4,729,000
Ocwen
Business Acquisition [Line Items]
Cash used to acquire certain assets							149,798,000
Barclays Bank PLC
Business Acquisition [Line Items]
Conversion fee paid to Barclays Bank PLC	3,989,000
Servicing advances associated with rights			$ 707,445,000			$ 92,593,000

Purchase Price of Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 28, 2012	Sep. 13, 2012	Sep. 12, 2012	May 01, 2012	Mar. 05, 2012	Sep. 30, 2012 Flow Two Purchase Pursuant	Aug. 01, 2012 Flow Two Purchase Pursuant	Sep. 30, 2012 Flow One Purchase Pursuant	Sep. 30, 2012 Follow on Offering Purchase Pursuant	Sep. 30, 2012 Rights to MSRs
Fair value of assets acquired:
Notes receivable - Rights to MSRs	$ 62,458						$ 8,077		$ 11,233	$ 85,523	$ 16,994
Match funded advances	413,374						68,174		92,593	702,716	225,390
Other assets	22,136
Due from Ocwen for post-close adjustments	841									4,729
Total assets	497,968						76,251		103,826	792,968	242,384
Fair value of liabilities assumed:
Cash on-hand		30,644	792,968		25,940		18,602	18,602	25,940	202,549	30,644
Matched funded liabilities	(358,335)	207,480	590,419		77,886		56,123	56,123	77,886	590,419	207,480
Other liabilities	(841)									(4,729)
Amount due to Ocwen for post-closing adjustments											4,260
Total Liabilities	(359,176)						76,251		103,826	792,968	242,384
Purchase price, as adjusted	138,792
Amount paid by (to) Ocwen for post-closing adjustments	11,006						(1,526)
Cash paid at closing	$ 149,798	$ 238,124	$ 202,549	$ 236,034	$ 103,826	$ 149,798		$ 74,725

Estimation of Fair Value Financial Instruments (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Carrying Value
Financial assets:
Cash	$ 33,750	$ 283
Notes receivable - Rights to MSRs	177,730
Other assets	31,160
Total financial assets	242,640	283
Financial liabilities:
Derivative financial instruments	1,363
Total financial liabilities	1,363
Fair Value
Financial assets:
Cash	33,750	283	283
Notes receivable - Rights to MSRs	177,730
Other assets	31,160
Total financial assets	242,640	283	283
Financial liabilities:
Derivative financial instruments	1,363
Total financial liabilities	$ 1,363

Fair Value Of Financial Instrument - Additional Information (Detail)	9 Months Ended
Sep. 30, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate to calculate the cost of servicing advances	1-Month LIBOR + 4%
Minimum
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Discount rate of risk of earning of future income streams	14.00%
Mortgage loan prepayment rate	12.00%
Mortgage loan delinquency rate	15.00%
Maximum
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Discount rate of risk of earning of future income streams	22.00%
Mortgage loan prepayment rate	25.00%
Mortgage loan delinquency rate	35.00%

Fair Value of Assets and Liabilities on Recurring Basis (Detail) (Recurring, Fair Value, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Financial assets:
Cash	$ 33,750	$ 283	$ 283
Notes receivable - Rights to MSRs	177,730
Other assets	31,160
Total financial assets	242,640	283	283
Liabilities:
Derivative financial instruments	1,363
Total financial liabilities	1,363
Total financial liabilities	1,363
Level 1
Financial assets:
Cash	33,750		283
Other assets	31,160
Total financial assets	64,910		283
Level 3
Financial assets:
Notes receivable - Rights to MSRs	177,730
Total financial assets	177,730
Liabilities:
Derivative financial instruments	1,363
Total financial liabilities	1,363
Total financial liabilities	$ 1,363

Reconciliation of Changes in Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Notes Receivable - Rights to MSRs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 70,175
Purchases and reductions:
Purchases	110,594	184,285
Reductions	3,039	6,555
Total	177,730	177,730
Changes in fair value :
Included in net income
Transfers in or out of Level 3
Ending balance	177,730	177,730
Derivative Financial Instruments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(565)
Purchases and reductions:
Total	(565)
Changes in fair value :
Included in net income
Included in other comprehensive income (loss)	(798)	(1,363)
Total	(798)	(1,363)
Transfers in or out of Level 3
Ending balance	$ (1,363)	$ (1,363)

Match Funded Advances - Match Funded Advances on Residential Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Total	$ 1,446,091
Variable Interest Entities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Principal and interest	563,960
Escrow advances	642,347
Corporate advances	239,784
Total	$ 1,446,091

Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Debt service accounts	$ 28,530
Receivables from related parties	3,232
Prepaid expenses and debt issuance costs, net	10,942
Interest-earning collateral deposits	2,630
Other		2,860
Total	$ 45,334	$ 2,860

Other Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Period to remit collections on pledged advances to the trustee	2 days
Additional Deferred Financing Costs	$ 1,154
Deferred offering costs		$ 2,777

Match Funded Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 28, 2012 Class B Term Note	Sep. 30, 2012 Class A Draw Money Market Fund Note	Sep. 30, 2012 Variable Interest Entities Class A Term Note	Sep. 30, 2012 Variable Interest Entities Class B Term Note	Sep. 30, 2012 Variable Interest Entities Class C Term Note	Sep. 30, 2012 Variable Interest Entities Class D Term Note	Sep. 30, 2012 Variable Interest Entities Class A Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class B Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class C Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class D Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class A Term Money Market Fund Note	Sep. 30, 2012 Variable Interest Entities Class B Term Note	Sep. 30, 2012 Variable Interest Entities Class A Draw Money Market Fund Note
Debt Instrument [Line Items]
Interest rate to calculate the cost of servicing advances				1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR		1-Month LIBOR	1-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.00%	2.25%	5.25%	6.25%	7.25%	2.50%	5.50%	6.50%	7.50%	0.65%	2.75%	2.00%
Debt Instrument, Maturity Date					Aug 1, 2043	Aug 1, 2043	Aug 1, 2043	Aug 1, 2043	Aug 1, 2043	Aug 1, 2043	Aug 1, 2043	Aug 1, 2043	Sep 1, 2013	Sep 1, 2044	Sep 1, 2044
Debt Instrument, Amortization Date					2013-08	2013-08	2013-08	2013-08	2013-08	2013-08	2013-08	2013-08	2012-09	2014-09	2014-09
Debt Instrument, Unused Borrowing Capacity, Amount	$ 42,588								$ 23,074	$ 9,702	$ 5,107	$ 4,705
Ending Balance	$ 1,250,912		$ 28,500		$ 496,494	$ 52,176	$ 26,457	$ 24,873	$ 295,882	$ 30,969	$ 15,730	$ 14,831	$ 244,615	$ 28,500	$ 20,385

Match Funded Liabilities (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2012
Debt Instrument [Line Items]
Weighted average interest rate	2.90%
Percentage of fee on the unused borrowing	0.75%

Match Funded Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended			9 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011	Sep. 28, 2012 Class B Term Note	Sep. 30, 2012 Class A Draw Money Market Fund Note Y
Debt Instrument [Line Items]
Money market fund	$ 265,000
Fixed interest rate per annum	0.65%
Maturity period for money market note	1			2
Interest rate to calculate the cost of servicing advances				1-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.00%
Money market eligible "Class B" note issued	$ 1,250,912		$ 28,500

Ordinary Shares - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended	13 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2012 Initial Public Offering	Mar. 05, 2012 Initial Public Offering	Mar. 31, 2012 Private Placement	Sep. 30, 2012 Private Placement	Mar. 05, 2012 Private Placement	Apr. 30, 2012 Issuance of Additional Ordinary Shares under the IPO	Sep. 30, 2012 Follow on Offering	Sep. 12, 2012 Follow on Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						13,333,333		714,285			129,600
Per share price							$ 14			$ 14
Total gross proceeds			$ 300,000	$ 418,097,000		$ 186,667,000		$ 10,000,000			$ 1,814,000	$ 249,909,000
Net proceeds after deducting underwriting discounts and commissions and offering expenses	236,034,000	184,300,000	300,000	422,783,000	300,000	170,486,000					1,577,000	236,034,000
Accrued offering costs					$ 1,478,000				$ 0
Common stock, shares issued	30,584,718		20,000	30,584,718	20,000								16,387,500
Ordinary shares underwriters Over-allotment fully exercised													2,137,500

Derivative Financial Instruments - Additional Information (Detail) (Interest Rate Swap)	9 Months Ended
Sep. 30, 2012
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Interest rate swaps to hedge against the effects of a change	1-Month LIBOR

Interest Rate Swaps (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Total, Notional Amount	459,994
Total, Fair Value	(1,363)
Notional Amount	459,994
Total designated as hedges, Fair Value	(1,363)
Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Date Opened	Mar 31, 2012
Effective Date	Mar 31, 2012
Maturity	Mar 31, 2016
We Pay	0.63%
We Receive	1-Month LIBOR
Interest Rate Swap 2
Derivatives, Fair Value [Line Items]
Date Opened	May 30, 2012
Effective Date	May 30, 2012
Maturity	May 31, 2016
We Pay	0.61%
We Receive	1-Month LIBOR
Interest Rate Swap 3
Derivatives, Fair Value [Line Items]
Date Opened	Sep 30, 2012
Effective Date	Sep 30, 2012
Maturity	Aug 31, 2017
We Pay	0.52%
We Receive	1-Month LIBOR
Interest Rate Swaps 1
Derivatives, Fair Value [Line Items]
Notional Amount	172,670
Total designated as hedges, Fair Value	(904)
Interest Rate Swaps 2
Derivatives, Fair Value [Line Items]
Notional Amount	52,460
Total designated as hedges, Fair Value	(214)
Interest Rate Swaps 3
Derivatives, Fair Value [Line Items]
Notional Amount	234,864
Total designated as hedges, Fair Value	(245)

Interest Rate Swaps (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Projected cash flow hedge	$ 748	$ 748
Unrealized losses on related to interest rate swap included in other comprehensive income	798	1,363
Unrealized gains or losses attributable to derivatives	$ 0	$ 0

Summarization of Use of Derivative (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Notional balance	$ 459,994
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional balance
Additions	534,946
Maturities
Terminations
Amortization	74,952
Notional balance	$ 459,994

Calculation of Interest Income on Notes Receivable (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Interest Income And Other Income Net [Line Items]
Servicing fees collected	$ 27,689		$ 57,190
Subservicing fee payable to Ocwen	10,633		23,093
Net servicing fees retained by HLSS	17,056		34,097
Reduction in notes receivable - Rights to MSRs	3,039		6,555
Total	$ 14,017		$ 27,542

Components of Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Interest Expense [Line Items]
Match funded liabilities	$ 4,090		$ 7,793
Amortization of debt issuance costs	1,901		4,172
Interest rate swaps	261		542
Interest expense	$ 6,252		$ 12,507

Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Effective income tax rate	1.00%	0.00%	1.00%	0.00%
Combined Federal State Tax Rate	38.00%	38.00%	38.00%	38.00%

Business Segment Reporting - Additional Information (Detail)	9 Months Ended
Sep. 30, 2012 Segment
Reportable business segment	1

Transactions with Ocwen Under Purchase Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Servicing fees collected	$ 27,689		$ 57,190
Subservicing fee payable to Ocwen	10,633		23,093
Net servicing fees retained by HLSS	17,056		34,097
Reduction in notes receivable - Rights to MSRs	3,039		6,555
Interest income - notes receivable - Rights to MSRs	14,017		27,542
Servicing advances purchased from Ocwen	$ 331,228		$ 639,966

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012		Sep. 30, 2012 Office		Dec. 31, 2011
Related Party Transaction [Line Items]
Service Fees as Per Services Agreement with Related Parties			$ 669,000
Professional services fee incurred	30,000		70,000
Number of sublease agreements			2
Offering costs					1,478,000
Due to affiliates					1,487,090
Ocwen
Related Party Transaction [Line Items]
Servicing fees not yet remitted	1,909,000	[1]	1,909,000	[1]
Servicing advances owed to Ocwen	4,055,000	[2]	4,055,000	[2]
Servicing advances owed to Ocwen	17,196,000	[3]	17,196,000	[3]
Initial term for administrative services			6 years
Additional markup on actual cost incurred			15.00%
Service Fees as Per Services Agreement with Related Parties	10,000		10,000
Professional services fee earned	669,000		1,664,000
Offering costs					1,478,590
Due to affiliates					1,478,590
Altisource
Related Party Transaction [Line Items]
Initial term for administrative services			6 years
Additional markup on actual cost incurred			15.00%
Service Fees as Per Services Agreement with Related Parties	177,000		408,000
Rental paid for office	21,000		48,000
Offering costs					8,500
Due to affiliates					$ 8,500

[1]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[2]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[3]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.

Receivable from and Payable to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Receivables from Ocwen	$ 3,232
Ocwen
Related Party Transaction [Line Items]
Servicing fees collected	1,909	[1]
Professional services	669	[2]
Other	654
Subservicing fees payable	4,055	[3]
Professional services	10	[2]
Advance purchases	17,196	[4]
Other	4,988	[5]	1,478	[5]
Payables to related party	26,249		1,478
Altisource
Related Party Transaction [Line Items]
Payables to related party	$ 65		$ 9

[1]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[2]	The respective amounts are for professional services provided from March 2012 through September 2012.
[3]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[4]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.
[5]	At September 30, 2012 we owed Ocwen for certain purchase price adjustments pertaining to the September 28, 2012 Follow On Offering purchase ($4,260). At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

Receivable from and Payable to Related Parties (Parenthetical) (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amount paid by Ocwen for post-closing adjustments	$ (11,006,000)
Offering costs		1,478,000
Follow on Offering purchase
Related Party Transaction [Line Items]
Amount paid by Ocwen for post-closing adjustments	(4,260,000)
Ocwen
Related Party Transaction [Line Items]
Period to forward servicing fees collected on the Company's behalf by Ocwen	3 days
Offering costs		$ 1,478,590

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Sep. 30, 2012
Subsequent Event [Line Items]
Dividends paid, cash		$ 8,224,000
Weighted average interest spread over	1.55%
Proceeds to repayment of term notes	600,000
Variable funding notes with weighted average interest spread	2.93%
One-year term notes
Subsequent Event [Line Items]
Issuance of term notes	250,000
Three-year term notes
Subsequent Event [Line Items]
Issuance of term notes	450,000
Subsequent Event
Subsequent Event [Line Items]
Dividends paid, cash	$ 3,058,000
Cash dividend per share	$ 0.1
Declaration Date		Oct 1, 2012

Summary of Dividends Declared (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Dividend Declared 1
Subsequent Event [Line Items]
Record Date	Oct 31, 2012
Payment Date	Nov 12, 2012
Amount per Ordinary Share	$ 0.11
Dividend Declared 2
Subsequent Event [Line Items]
Record Date	Nov 30, 2012
Payment Date	Dec 10, 2012
Amount per Ordinary Share	$ 0.11
Dividend Declared 3
Subsequent Event [Line Items]
Record Date	Dec 31, 2012
Payment Date	Jan 10, 2013
Amount per Ordinary Share	$ 0.11

Schedule of Term Notes by Class (Detail) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Oct. 17, 2012 Subsequent Event Class A-1 Term Note	Oct. 17, 2012 Subsequent Event Class B-1 Term Note	Oct. 17, 2012 Subsequent Event Class C-1 Term Note	Oct. 17, 2012 Subsequent Event Class D-1 Term Note	Oct. 17, 2012 Subsequent Event Class A-2 Term Note	Oct. 17, 2012 Subsequent Event Class B-2 Term Note	Oct. 17, 2012 Subsequent Event Class C-2 Term Note	Oct. 17, 2012 Subsequent Event Class D-2 Term Note
Subsequent Event [Line Items]
Amount		$ 215,067	$ 17,807	$ 8,903	$ 8,223	$ 387,121	$ 32,053	$ 16,026	$ 14,800
Maturity		October 2043	October 2043	October 2043	October 2043	October 2045	October 2045	October 2045	October 2045
Amortization Date		October 2013	October 2013	October 2013	October 2013	October 2015	October 2015	October 2015	October 2015
Interest Rate (Yield)	1-Month LIBOR + 4%	135 bps	175 bps	325 bps	400 bps	200 bps	250 bps	400 bps	500 bps

Equity - Additional Information (Detail) (USD $)	Sep. 30, 2012	Jan. 27, 2012	Dec. 31, 2011 Vote	Dec. 31, 2010
Equity [Line Items]
Common stock, shares issued	30,584,718		20,000	20,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Number of votes per shares			1
Common stock, shares authorized	200,000,000	200,000,000	5,000,000	5,000,000